As Filed with the Securities and Exchange Commission on September 1, 2005

File No. 033-48940

File No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 31	☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 31	☒

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

433 California Street, 11th Floor

San Francisco, California 94104

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service of process)

COPIES TO:

ROBERT W. HELM

Dechert LLP

1775 “I” Street, N.W.

Washington, D.C. 2006

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (b)

☑	On November 1, 2005 pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

FORWARD FUNDS

Forward Emerald Growth Fund

Forward Emerald Banking and Finance Fund

Forward Emerald Opportunities Fund

Prospectus dated November 1, 2005

This prospectus describes Class A and Class C shares of three portfolios offered by Forward Funds (“Forward Funds” or the “Trust”). The Forward Emerald Growth Fund (the “Growth Fund”) is a diversified portfolio that is designed for investors desiring long-term growth of capital. The Forward Emerald Banking and Finance Fund (the “Banking and Finance Fund”) is a non-diversified portfolio that is designed for investors desiring long-term growth of capital. Income is a secondary objective. The Forward Emerald Opportunities Fund (the “Opportunities Fund”) is a diversified portfolio that is designed for investors desiring high total return through capital appreciation. The Growth Fund, Banking and Finance Fund and Opportunities Fund may each be referred to herein as a “Fund,” or collectively as the “Funds” or the “Forward Emerald Funds.”

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

The Funds were previously organized as series (the “Predecessor Funds”) of a separate legal entity called the HomeState Group (the “Predecessor Trust”), a Pennsylvania common law trust that was organized on August 26, 1992. Each Predecessor Fund was reorganized into newly organized series of the Trust effective May 1, 2005 pursuant to an Agreement and Plan of Reorganization. Prior to May 1, 2005, the Forward Emerald Growth Fund was named the Emerald Growth Fund, and prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund. Prior to May 1, 2005, the Forward Emerald Banking and Finance Fund was named the Emerald Select Banking and Finance Fund, and prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund. Prior to September 29, 2005, the Forward Emerald Opportunities Fund was named the Forward Emerald Technology Fund, prior to May 1, 2005, the Fund was named the Emerald Select Technology Fund, and prior to February 29, 2000, the Fund was named HomeState Year 2000 Fund.

The Forward Funds are mutual funds. Mutual funds employ professionals to manage the investments made on behalf of the persons who invest in them, the shareholders of the mutual fund. The Forward Funds, like other mutual funds, try to meet their stated investment goals but there is no guarantee that the goals will be met. Investments in the Forward Funds are not bank deposits; they are not insured by the FDIC, the Federal government or any other agency.

You should understand that an investment in the Forward Funds involves certain risks, including the loss of some or all of your investment.

In addition to the Funds and Class A and Class C shares offered hereby, Forward Funds also offers nine other portfolios, and Class A, Investor Class and Institutional Class shares of certain of the Forward Funds by separate prospectuses, which are available upon request.

TABLE OF CONTENTS

FORWARD EMERALD GROWTH FUND

Objective

The Forward Emerald Growth Fund seeks long-term growth. The Fund anticipates that its investment returns are likely to be in the form of capital appreciation rather than income. There is no guarantee that the Fund will achieve its objective.

Principal Investment Strategy - Investing in Equity Securities of Companies with Potential for Growth

Under normal circumstances the Forward Emerald Growth Fund invests a minimum of 80% of its net assets, plus borrowings for investment purposes, if any, in common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Growth Fund has adopted a policy to provide shareholders with at least 60 days prior notice of any change in the name of the Fund and in its policy to invest, under normal circumstances, at least 80% of its net assets in common stocks, preferred stocks and securities convertible into common and preferred stocks, since this concentration is not a fundamental investment restriction.

The Growth Fund utilizes a fundamental approach to choosing securities: the sub-advisor’s research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds their peer group. Companies with a perceived leadership position and competitive advantages in niche markets and that do not receive significant coverage from other institutional investors are favored.

The Growth Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Fund’s sub-advisor as having a market capitalization equal to or less than that of the largest companies in the Russell 2000® Index. During periods of unusual market volatility, however, the Fund’s sub-advisor may find less investment opportunities in small company stocks, and may therefore invest predominantly in larger-capitalization stocks.

What are the Principal Risks of Investing in the Forward Emerald Growth Fund?

As with any investment, an investment in the Forward Emerald Growth Fund may cause you to lose some or all of the money you invested. Because the securities in which the Forward Emerald Growth Fund invests may decrease in value, the net asset value of the Forward Emerald Growth Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Forward Emerald Growth Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they may present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Common Stocks

The Fund invests in the equity securities of companies which expose the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services.

Performance History

The bar chart below shows the annual total return of the Class A shares of the Growth Fund for the years indicated, together with the best and worst quarters during those years. The returns do not reflect the Class A shares’ maximum 4.75% sales charge (load), which would reduce performance. If the sales charge was reflected, returns would be less than that shown.

Class C shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns would differ to the extent the Classes do not have the same expenses and sales charges. Currently, the annual expense ratio of the Class A shares is lower than the annual expense ratio of the Class C shares.

The accompanying tables give an indication of the risks of investing in the Fund by showing changes in the performance of the Class A shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and the life of the Class A shares compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Growth Fund’s Class A shares (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The performance results shown include unusually high results achieved in 1999 due to the high performance of equity stocks in general, unusually high IPO profits, and stocks of particular industries in which the Fund invested. These unusually favorable conditions were not sustainable, did not continue to exist, and such performance results may not be repeated in the future.

Best Quarter [ ]	[	]%
Worst Quarter [ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2004)	1 Year	5 Years	10 Years

Forward Emerald Growth Fund Class A1
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions[2]	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sales of Fund Shares[2]	[ ]%	[ ]%	[ ]%
Russell 2000® Growth Index[3]	[ ]%	[ ]%	[ ]%
Russell 2000® Index[3]	[ ]%	[ ]%	[ ]%
Forward Emerald Growth Fund Class C1
Return Before Taxes	[ ]%	[ ]%	[ ]%
Russell 2000® Growth Index[3]	[ ]%	[ ]%	[ ]%
Russell 2000® Index[3]	[ ]%	[ ]%	[ ]%

1	The Fund began offering Class A shares on October 1, 1992. The Fund began offering Class C shares on July 1, 2000. Prior to May 1, 2005, the Growth Fund was named the Emerald Growth Fund. Prior to July 1, 2001 the Growth Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S. Past performance of the Growth Fund’s Class A shares (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for Class C shares will differ from those shown above for Class A shares.

3	Effective June 30, 2002, the Fund’s benchmark is the Russell 2000® Growth Index. The benchmark was changed because the Sub-Advisor believed the Russell 2000 Growth Index is a more appropriate index for a fund with a growth strategy. The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth value. Investors cannot invest directly in the index. Prior to June 30, 2002, the Fund’s benchmark index was the Russell 2000® Index. Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. Investors cannot invest directly in the index. The index figures do not reflect any deduction for fees, expenses or taxes.

Fund Fees and Expenses

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Emerald Growth Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, generally you will pay a maximum sales charge (load) on purchases equal to 4.75% of the offering price. As an investor in Class C shares of the Fund, generally you will not pay a sales charge on the purchase price. However, you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase. If you sell or exchange your shares within 180 days or less after the purchase date you will be charged a redemption fee of 2.00% of the total redemption amount. In addition, all redemptions by wire transfer will be charged a transaction fee of $30.00.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fee on shares sold or exchanged (as a percentage of amount redeemed) within 180 days of purchase*	2.00%	2.00%

*	This fee is retained by the Forward Funds to compensate the Forward Funds for the extra expense they incur because of short-term trading. The redemption fee is intended to discourage short-term trading of the Forward Funds’ shares.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average net assets.

Annual Fund Operating Expenses: (expenses that are deducted from Fund assets)	Class A	Class C
Management Fee	[ ]%	[ ]%
Distribution (12b-1) Fees[1]	0.35%	0.75%
Other Expenses[2,3]	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fee Waiver[4]	-[ ]%	-[ ]%
Net Expenses	2.25%	2.90%

1	The Fund has adopted a Distribution Plan pursuant to which up to 0.50% of the Fund’s average daily net assets attributable to the Class A shares may be used to pay distribution expenses, and a Distribution Services Agreement pursuant to which up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.

2	Other expenses are based on estimated amounts for the current fiscal year.

3	Pursuant to the Distribution Services Agreement, up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing expenses.

4	The Fund’s investment advisor has contractually agreed to waive a portion of its fees through April 30, 2007 in amounts necessary to limit the Fund’s Class A shares and Class C shares operating expenses (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.25% and 2.90%, respectively. For the three years following the date on which the expense was incurred, the investment advisor is entitled to a reimbursement from the Fund of any fees waived under this arrangement if such reimbursement does not cause the Fund to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

Example

This example is intended to help you compare the costs of investing in the Growth Fund with the costs of investing in other mutual funds. The rates of return are hypothetical and do not represent the returns of any particular investment.

The example assumes that you invest $10,000 in the Class A shares or Class C shares of the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and the contractual fee waiver is in place for the first year. The Fund’s operating expenses for the one-year period are calculated net of any fee waivers and/or reimbursements, and the Fund’s operating expenses for the 3-year, 5-year and 10-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$[ ]	$[ ]
3 Years	$[ ]	$[ ]
5 Years	$[ ]	$[ ]
10 Years	$[ ]	$[ ]

FORWARD EMERALD BANKING AND FINANCE FUND

Objective

The Forward Emerald Banking and Finance Fund seeks to achieve long-term growth through capital appreciation. Income is a secondary objective. There is no guarantee that the Fund will achieve its objective.

Principal Investment Strategy - Investing in Equity Securities of Companies Principally Engaged in the Banking and Financial Services Industries

The Banking and Finance Fund invests at least 80% of its assets, plus borrowings for investment purposes if any, in companies principally engaged in the banking and financial services industries. The name of the Fund and this investment policy may not be changed without at least 60 days’ prior written notice to shareholders. In addition, under normal circumstances, the Fund will invest not less than 25% of its total assets in securities of companies principally engaged in the banking industry and not less than 25% of its total assets in securities of companies principally engaged in the financial services industry. For investment purposes, a company (or holding company) is defined as “principally engaged” in banking or financial services industries if:

(i)	at least 50% of either the revenues or earnings were derived from the creation, purchase or sale of banking or financial services products, or

(ii)	at least 50% of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies. The Fund normally emphasizes companies located in the Mid-Atlantic states (Pennsylvania, New Jersey, New York, Delaware, Ohio, West Virginia, Virginia, Maryland and Washington D.C.), but can invest in companies headquartered anywhere in the U.S.

Under normal circumstances the Banking and Finance Fund invests in common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund utilizes a growth approach to choosing securities: the sub-advisor’s research staff conducts company-specific fundamental research analysis to identify companies whose earnings growth rate exceeds their peer group. Companies with a leadership position and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Banking and Finance Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Fund’s sub-advisor as having a market capitalization equal to or less than that of the largest companies in the Russell 2000® Index.

What are the Principal Risks of Investing in the Forward Emerald Banking and Finance Fund?

As with any investment, an investment in the Banking and Finance Fund may cause you to lose some or all of the money you invested. Because the securities in which the Banking and Finance Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. Loss of money is a risk of investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before investing in the Banking and Finance Fund.

An investment in the Banking and Finance Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services.

•	Industry Concentration

The Banking and Finance Fund concentrates 80% or more of its total net assets in securities of companies principally engaged in the banking or financial services industries. As a result, the Banking and Finance Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments in, or related to, the banking and financial services industries. The banking and financial services industries are comparatively narrow segments of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the banking and financial services industries. The value of the Fund’s shares is particularly vulnerable to factors affecting the banking and financial services industries, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition.

Performance History

The bar chart below shows the annual total return of the Class A shares of the Banking and Finance Fund for the years indicated, together with the best and worst quarters during those years. The returns do not reflect the Class A shares’ maximum 4.75% sales charge (load), which would reduce performance. If the sales charge was reflected, returns would be less than that shown.

Class C shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns would differ to the extent the Classes do not have the same expenses and sales charges. Currently, the annual expense ratio of the Class A shares is lower than the annual expense ratio of the Class C shares.

The accompanying tables give an indication of the risks of investing in the Fund by showing changes in the performance of the Class A shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and the life of the Class A shares compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Banking and Finance Fund’s Class A shares (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best Quarter [ ]	[	]%
Worst Quarter [ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2004)	1 Year		5 Years		Since Inception

Forward Emerald Banking and Finance Fund Class A1
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions[2]	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sales of Fund Shares[2]	[	]%	[	]%	[	]%
Russell 2000® Index[3]	[	]%	[	]%	[	]%
Forward Emerald Banking and Finance Fund Class C1
Return Before Taxes	[	]%	[	]%	[	]%
Russell 2000® Index[3]	[	]%	[	]%	[	]%

1	The Fund began offering Class A shares on February 18, 1997. The Fund began offering Class C shares on July 1, 2000. Prior to May 1, 2005, the Banking and Finance Fund was named the Emerald Banking and Finance Fund. Prior to October 20, 1998, the Banking and Finance Fund was named the HomeState Select Opportunities Fund and pursued a different objective. Past performance of the Banking and Finance Fund’s Class A shares (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will differ from those shown above for Class A shares.

3	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. Investors cannot invest directly in the index. The index figures do not reflect any deduction for fees, expenses or taxes.

Fund Fees and Expenses

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Emerald Banking and Finance Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, generally you will pay a maximum sales charge (load) on purchases equal to 4.75% of the offering price. As an investor in Class C shares of the Fund, generally you will not pay a sales charge on the purchase price. However you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase. If you sell or exchange your shares within 180 days or less after the purchase date you will be charged a redemption fee of 2.00% of the total redemption amount. In addition, all redemptions by wire transfer will be charged a transaction fee of $30.00.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fee on shares sold or exchanged (as a percentage of amount redeemed) within 180 days of purchase*	2.00%	2.00%

*	This fee is retained by the Forward Funds to compensate the Forward Funds for the extra expense they incur because of short-term trading. The redemption fee is intended to discourage short-term trading of the Forward Funds’ shares.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average net assets.

Annual Fund Operating Expenses: (expenses that are deducted from Fund assets)	Class A	Class C
Management Fee	[ ]%	[ ]%
Distribution (12b-1) Fees[1]	0.35%	0.75%
Other Expenses[2,3]	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fee Waiver[4]	-[ ]%	-[ ]%
Net Expenses	2.35%	3.00%

1	The Fund has adopted a Distribution Plan pursuant to which up to 0.50% of the Fund’s average daily net assets attributable to the Class A shares may be used to pay distribution expenses, and a Distribution Services Agreement pursuant to which up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.

2	Other expenses are based on estimated amounts for the current fiscal year.

3	Pursuant to the Distribution Services Agreement, up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing expenses.

4	The Fund’s investment advisor has contractually agreed to waive a portion of its fees through April 30, 2007 in amounts necessary to limit the Fund’s Class A shares and Class C shares operating expenses (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.35% and 3.00%, respectively. For the three years following the date on which the expense was incurred the investment advisor is entitled to a reimbursement from the Fund of any fees waived under this arrangement if such reimbursement does not cause the Fund to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

Example

This example is intended to help you compare the costs of investing in the Banking and Finance Fund with the costs of investing in other mutual funds. The rates of return are hypothetical and do not represent the returns of any particular investment.

The example assumes that you invest $10,000 in the Class A shares or Class C shares of the Banking and Finance Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and the contractual fee waiver is in place for the first year. The Fund’s operating expenses for the one-year period are calculated net of any fee waivers and/or reimbursements, and the Fund’s operating expenses for the 3-year, 5-year and 10-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A			Class C
1 Year	$	[	]	$	[	]
3 Years	$	[	]	$	[	]
5 Years	$	[	]	$	[	]
10 Years	$	[	]	$	[	]

FORWARD EMERALD OPPORTUNITIES FUND

Objective

The Forward Emerald Opportunities Fund seeks to achieve capital appreciation. There is no guarantee that the Fund will achieve its objective.

Principal Investment Strategy - Investing in Equity Securities of Companies with Growth Potential

The Opportunities Fund will invest principally in equity securities of companies that are believed to be poised for significant growth, including companies of varying sizes in a wide range of industries. Under normal conditions, the Opportunities Fund will invest at a minimum 25% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector that the Fund’s sub-advisor believes have a significant potential for growth. For investment purposes, the technology sector is defined as a broad range of industries comprised of companies that produce and/or develop products, processes or services that will provide or will benefit significantly from technological advances and improvements (e.g. research and development).

The Opportunities Fund will invest principally in common stocks, but may also invest in preferred stocks and securities convertible into common or preferred stocks of companies that are believed to be poised for significant growth. The Fund utilizes a growth approach to choosing securities: the sub-advisor’s research staff conducts company-specific fundamental research analysis to identify companies whose earnings growth rate exceeds their peer group.

Companies with a perceived leadership position and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored. As a result of the Opportunities Fund being a non-diversified portfolio, the Fund can invest a larger percentage of its assets in a particular company than the typical diversified mutual fund.

The Opportunities Fund may invest a portion of its assets in options and futures. It may also sell securities short. The Fund engages in the short sales of stocks when the Fund’s sub-advisor believes that their price is over-valued and may decline. These practices are used primarily to hedge the

Fund’s portfolio but may be used to attempt to increase returns; however, such practices sometimes may reduce returns or increase volatility.

The Opportunities Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Fund’s sub-advisor as having a market capitalization equal to or less than that of the largest companies in the Russell 2000® Index.

What are the Principal Risks of Investing in the Forward Emerald Opportunities Fund?

As with any investment, an investment in the Opportunities Fund may cause you to lose some or all of the money you invested. Because the securities in which the Opportunities Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Opportunities Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they may present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services.

•	Industry Concentration

Under normal market conditions, the Opportunities Fund will invest a minimum of 25% of its net assets, plus borrowings for investment purposes, in technology companies. By doing so, the Fund will be exposed to the risk of incurring substantial losses, depending upon the market’s overall reception to companies’ technology-related products or services. Companies in the same sector are often faced with the same obstacles, issues or regulatory burdens, and their securities may react similarly to these or other market conditions. Equity securities of companies within the technology sector may have increased price volatility due to the heightened competition and rapid pace of change that is commonly experienced within that industry sector. As a result, a portfolio of technology company stocks is likely to be more volatile in price than one that includes investments in companies operating in a wider number of industry sectors.

•	Non-Diversification

As a “non-diversified” mutual fund, the Opportunities Fund has the ability to invest a larger percentage of its assets in the stock of a smaller number of companies than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Opportunities Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

•	Options, Futures and Short-Selling Strategies

The Opportunities Fund may invest a portion of its assets in options and futures. If the Fund purchases an option that expires without value, it will have incurred an expense in the amount of the cost of the option. Short selling is a technique that may be considered speculative and involves risk beyond the amount of money used to secure each transaction. Although the Fund’s gain is limited to the amount received upon selling a security short, its loss on a short sale is potentially unlimited, which may exceed the amount invested by the Fund. These strategies could result in higher operating costs for the Fund.

•	Portfolio Turnover

The Opportunities Fund generally intends to purchase securities for long-term investment, although, to a limited extent the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price objective, or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover is affected by market conditions, changes in the size of the Opportunities Fund, the nature of the Fund’s investments and the investment style of the portfolio manager. Changes are made in the Fund’s portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in a greater rate gain or loss recognition for tax purposes, and can accelerate the time at which shareholders must pay tax on any gains realized by the Fund. Higher costs associated with increased portfolio turnover may offset gains in the Opportunities Fund’s performance. Higher turnover rates can be expected in the Opportunities Fund. The Financial Highlights section of this prospectus shows the Fund’s historical turnover rates.

Performance History

The bar chart below shows the annual total return of the Class A shares of the Growth Fund for the years indicated, together with the best and worst quarters during those years. The returns do not reflect the Class A shares’ maximum 4.75% sales charge (load), which would reduce performance. If the sales charge was reflected, returns would be less than that shown.

Class C shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns would differ to the extent the Classes do not have the same expenses and sales charges. Currently, the annual expense ratio of the Class A shares is lower than the annual expense ratio of the Class C shares.

The accompanying tables give an indication of the risks of investing in the Fund by showing changes in the performance of the Class A shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and the life of the Class A shares compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the OpportunityFund’s Class A shares (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The performance results shown include unusually high results achieved in 1999 due to the performance of equity stocks in general, unusually high IPO profits, and stocks of particular industries in which the Fund invested. These unusually favorable conditions were not sustainable, did not continue to exist, and such performance results may not be repeated in the future.

Best Quarter [ ]	[	]%
Worst Quarter [ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2004)	1 Year	5 Years	Since Inception

Forward Emerald Opportunities Fund Class A1
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions[2]	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sales of Fund Shares[2]	[ ]%	[ ]%	[ ]%
Russell 2000® Growth Index[3]	[ ]%	[ ]%	[ ]%
Russell 2000® Index[3]	[ ]%	[ ]%	[ ]%
Forward Emerald Opportunities Fund Class C1
Return Before Taxes	[ ]%	[ ]%	[ ]%
Russell 2000® Growth Index[3]	[ ]%	[ ]%	[ ]%
Russell 2000® Index[3]	[ ]%	[ ]%	[ ]%

1	The Fund began offering Class A shares on October 31, 1997. The Fund began offering Class C shares on July 1, 2000. Prior to September 29, 2005, the Opportunities Fund was named the Forward Emerald Technology Fund and invested at a minimum 80% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector. Accordingly, the investment returns presented in this chart would likely have been different had the Fund been managed since its inception under its current investment strategy. Prior to February 29, 2000, the Opportunities Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the technology sector.

2	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will differ from those shown above for Class A shares.

3	The Fund’s benchmark is the Russell 2000® Growth Index. The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth value. Investors cannot invest directly in the index. The index figures do not reflect any deduction for fees, expenses or taxes. The Russell 2000® Growth Index will replace the Russell 2000® Index in this prospectus because the Sub-Advisor has recommended to the Board of Trustees that the Russell 2000® Growth Index is more relevant to the strategy of the Fund. Investors cannot invest directly in the index. The index figures do not reflect any deduction for fees, expenses or taxes.

Fund Fees and Expenses

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Emerald Opportunities Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, generally you will pay a maximum sales charge (load) on purchases equal to 4.75% of the offering price. As an investor in Class C shares of the Fund, generally you will not pay a sales charge on the purchase price. However you will pay a deferred sales charge up to a maximum of 1% on shares held for less than one year after purchase. If you sell or exchange your shares within 180 days or less after the purchase date you will be charged a redemption fee of 2.00% of the total redemption amount. In addition, all redemptions by wire transfer will be charged a transaction fee of $30.00.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fee on shares sold or exchanged (as a percentage of amount redeemed) within 180 days of purchase*	2.00%	2.00%

*	This fee is retained by the Forward Funds to compensate the Forward Funds for the extra expense they incur because of short-term trading. The redemption fee is intended to discourage short-term trading of the Forward Funds’ shares.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average net assets.

Annual Fund Operating Expenses: (expenses that are deducted from Fund assets)	Class A	Class C
Management Fee	[ ]%	[ ]%
Distribution (12b-1) Fees[1]	0.50%	0.75%
Other Expenses[2,3]	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fee Waiver[4]	-[ ]%	-[ ]%
Net Expenses	2.90%	3.40%

1	The Fund has adopted a Distribution Plan pursuant to which up to 0.50% of the Fund’s average daily net assets attributable to the Class A shares may be used to pay distribution expenses, and a Distribution Services Agreement pursuant to which up to 0.75% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay distribution expenses.

2	Other expenses are based on estimated amounts for the current fiscal year.

3	Pursuant to the Distribution Services Agreement, up to 0.25% of the Fund’s average daily net assets attributable to the Class C shares may be used to pay shareholder servicing expenses.

4	The Fund’s investment advisor has contractually agreed to waive a portion of its fees through April 30, 2007 in amounts necessary to limit the Fund’s Class A shares and Class C shares operating expenses (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.90% and 3.40%, respectively. For the three years following the date on which the expense was incurred the investment advisor is entitled to a reimbursement from the Fund of any fees waived under this arrangement if such reimbursement does not cause the Fund to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

Example

This example is intended to help you compare the costs of investing in the Opportunities Fund with the costs of investing in other mutual funds. The rates of return are hypothetical and do not represent the returns of any particular investment.

The example assumes that you invest $10,000 in the Class A shares or Class C shares of the Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and the contractual fee waiver is in place for the first year. The Fund’s operating expenses for the one-year period are calculated net of any fee waivers and/or reimbursements, and the Fund’s operating expenses for the 3-year, 5-year and 10-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A			Class C
1 Year	$	[	]	$	[	]
3 Years	$	[	]	$	[	]
5 Years	$	[	]	$	[	]
10 Years	$	[	]	$	[	]

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The following information applies to all of the Forward Funds.

•	Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, each Forward Fund may not follow its principal investment strategy. Under such conditions, each Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

•	Portfolio Turnover

Although each Fund’s sub-advisor seeks to minimize the frequency with which portfolio securities are bought and sold (known as portfolio turnover) so as to avoid possible income tax consequences, portfolio turnover will not be a limiting factor when the sub-advisor believes portfolio changes are appropriate.

A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by a Fund, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income tax rates.

•	Derivatives

Some of the instruments in which the Funds may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative”

security. For our purposes, derivatives also include specially structured types of mortgage and asset-backed securities and dollar denominated securities whose value is linked to foreign currencies. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments, and each type of derivative instrument may have its own special risks. The investment advisor and sub-advisors take these risks into account in their management of the Funds.

Investing for hedging purposes may result in certain transaction costs which may reduce a Fund’s performance. In addition, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency that it is being hedged against.

•	Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include but are not limited to American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts.

•	Illiquid Securities

The Opportunities Fund and the Banking and Finance Fund may each invest up to 15% of its net assets in illiquid securities. Generally, a security is considered illiquid if it cannot be disposed of within seven days at approximately the price at which a Fund has valued the investment.

•	Debt Securities

Debt securities in which the Funds may invest are subject to several types of investment risk. They may have market or interest rate risk which means their value will be affected by fluctuations in the prevailing interest rates. There may be credit risk, a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also suffer from event risk which is the possibility that corporate debt securities held by a Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Generally, debt securities increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security, the greater the effect of interest rate changes on its market value.

•	Investment Grade Debt Securities and High Yield (“Junk”) Bonds

Investment grade debt securities are securities rated at least Baa by Moody’s Investor Services, Inc. or BBB by Standard & Poor’s Ratings Service (nationally recognized statistical ratings organizations), or if unrated, are determined to be of the same quality by the investment sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal but their capacity is more likely than higher grade debt securities to be weakened if there is a change in economic conditions or other circumstances.

High yield (“junk”) bonds are considered speculative with regard to the issuer’s capacity to pay interest and repay principal and may be in default. The Funds do not anticipate investing more than 5% of their total assets in high yield bonds.

•	Warrants and Subscription Rights

Warrants and subscription rights entitle the holder to acquire the stock of a company at a set price.

•	When-Issued and Delayed-Delivery Transactions

The Funds may purchase securities on a when-issued and delayed-delivery basis. When a Fund agrees to purchase securities, the Funds’ custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account to cover its obligation. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause the Fund to miss an advantageous price or yield. A Fund may, however, sell a when-issued security prior to the settlement date.

•	Certain Other Strategies

Each of the Funds may directly purchase particular types of debt and equity securities, such as corporate debt securities, convertible securities, depositary receipts, loan participations and assignments, mortgage and other asset-backed securities, certificates of deposit and time deposits and commercial paper. Each of the Funds may enter into repurchase and reverse repurchase agreements and dollar roll agreements, when-issued and delayed delivery transactions; and may purchase illiquid securities. The Funds may also lend their portfolio securities. Please review the Statement of Additional Information (“SAI”) if you wish to know more about these types of securities and their associated risks.

MANAGEMENT OF THE FUNDS

Investment Advisor

Forward Management, LLC (“Forward Management”) serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Trustees and each Fund’s shareholders. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. Gordon P. Getty Special 2005 ReFlow/Forward Management Trust (“ReFlow/Forward Trust”), an entity that invests in other entities in the financial services industry, is the sole holder of Forward Management’s securities. ReFlow/Forward Trust is wholly-owned by Gordon P. Getty. ReFlow/Forward Trust was organized as a California Trust on March 1, 2005.

Forward Management has the authority to manage the Forward Funds, in accordance with the investment objectives, policies and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees, but has delegated this authority to sub-advisors for all of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction. Forward Management has managed the Funds since May 2005.

Each Fund pays an advisory fee to Forward Management for its services as investment advisor. The fees are computed daily and paid monthly at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee Paid to Advisor by Fund[1]
Forward Emerald Growth Fund	Up to and including $250 million	0.75%
	In excess of $250 million up to and including $500 million	0.65%
	In excess of $500 million up to and including $750 million	0.55%
	In excess of $750 million	0.45%

Forward Emerald Banking and Finance Fund	Up to and including $100 million	1.00%
	In excess of $100 million	0.90%

Forward Emerald Opportunities Fund	Up to and including $100 million	1.00%
	In excess of $100 million	0.90%

1	Actual advisory fees paid for the fiscal year ended June 30, 2005 may have been less than this figure due to the effect of expense waivers. See “Investment Advisory and Other Services” in the SAI.

The Funds pay these advisory fees to Forward Management, which in turn pays the sub-advisor a sub-advisory fee. Daily investment decisions are made by the sub-advisor to the Funds, whose investment experience is described below.

A discussion regarding the basis for the Board of Trustees approving the investment advisory and investment sub-advisory contracts of the Funds is available in the Funds annual report to shareholders for fiscal year ended June 30, 2005.

The Sub-Advisor

The Funds’ sub-advisor manages the assets of the Funds and makes decisions with respect to, and places orders for, all purchases and sales of the Forward Emerald Funds’ securities, subject to the general supervision of the Board of Trustees of the Forward Funds and in accordance with the investment objectives, policies and restrictions of the Funds.

Emerald Mutual Fund Advisers Trust (“Emerald”), an investment adviser registered under the Investment Advisers Act of 1940, currently serves as the sub-advisor to each of the Funds pursuant to the Sub-Advisory Agreement. Emerald was organized as a Delaware statutory trust on March 17, 2005. Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania 17601. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment adviser to the Funds, and is located at the same address as that of Emerald. As of June 30, 2005, Emerald had approximately $2.2 billion in assets under management. Emerald offers investment management advice and confines its activities to the maintenance, administration and management of intangible investments and activities of regulated investment companies.

•	Forward Emerald Growth Fund

Kenneth G. Mertz II, CFA, President of Emerald Mutual Fund Advisers Trust, the sub-advisor to the Funds, and Stacey L. Sears, Senior Vice President of Emerald Advisers, Inc. and Vice President of Emerald Mutual Fund Advisers Trust, are primarily responsible for the day-to-day management of the Forward Emerald Growth Fund. Mr. Mertz has managed the Growth Fund since it began operating on October 1, 1992. Ms. Sears has managed the Forward Emerald Growth Fund since January, 2002.

Ms. Sears was employed by the sub-advisor’s parent company from 1992 to 2001, holding a variety of positions including investment analyst. She became an assistant portfolio manager to Mr. Mertz in 2001.

•	Forward Emerald Banking and Finance Fund

Kenneth G. Mertz II, CFA, President of Emerald, is primarily responsible for the day-to-day management of the Forward Emerald Banking and Finance Fund. He has managed the Banking and Finance Fund since its inception date and he managed the Forward Emerald Opportunities Fund from its inception date until May 1, 2005. Before managing the Forward Emerald Mutual Funds, Mr. Mertz was the Chief Investment Officer to the Pennsylvania State Employees’ Retirement System.

•	Forward Emerald Opportunities Fund

Joseph E. Besecker, Chairman, President and CEO of Emerald Asset Management, Inc., the ultimate parent company of Emerald, is primarily responsible for the day-to-day management of the Forward Emerald Opportunities Fund. In 1991, Mr. Besecker founded Emerald Advisers, Inc., a federally registered investment adviser and former investment adviser to the Funds. He has over 19 years experience in the money management business, starting his career as an investment professional with Merrill Lynch and E.F. Hutton.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager and their ownership of shares of the Funds.

VALUATION OF SHARES

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV of each Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When you buy shares, you pay the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC or redemption fee.

Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price or a market’s official closing price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the average of the last reported bid and ask price on the valuation day. To the extent that the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. The calculation of the NAV of any Fund which invests in foreign securities which are principally traded in a foreign market may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing exchange rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at the close of the New York Stock Exchange, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

The NAV per share of a Fund fluctuates as the market value of the Fund’s investments changes. NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities and then dividing by the number of shares that have already been issued. The Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees. The NAV of different Classes of shares of the same Fund will differ due to differing Class expenses.

The Forward Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The Forward Funds’ policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Because the Growth Fund, Banking and Finance Fund and Opportunities Fund may invest a portion of their assets in small capitalization companies, which may be infrequently traded and therefore relatively illiquid, these Funds may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, these Funds may, at times, fair value some or all of their portfolio securities in order to deter such market timing.

Because the Funds may invest a portion of their assets in foreign securities that may trade in markets that close some time before the time at which the Fund calculates its net asset value, the Funds may be subject to relatively greater risks of time zone arbitrage, a market timing strategy that seeks to take advantage of changes in the value of the Funds’ portfolio holdings during the period between the close of the markets in which the Funds’ portfolio securities primarily trade and the close of the New York Stock Exchange. Similarly, because the Funds may invest a portion of their assets in small capitalization companies, which may be infrequently traded and therefore relatively illiquid, these Funds may be subject to relatively greater risk of market timing activity that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For these reasons, the Funds may, at times, fair value some or all of their portfolio securities in order to deter such market timing.

PURCHASING SHARES

How to Buy Shares

Individual investors may purchase Class A and Class C shares only through a broker-dealer which has established a dealer or other appropriate agreement with the Distributor or the Funds.

Minimum Initial Investment Amount:

•	$1,500 for non-retirement accounts
•	$500 for retirement and Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan investments

Subsequent investments for each Fund and class must be for $50 or more. Broker-dealers may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

In this prospectus the Funds offer two classes of shares, Class A and Class C shares. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge (if any) and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	How long you expect to own the shares.
•	How much you intend to invest.
•	Total expenses associated with owning shares of each class.
•	Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver).
•	Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Automatic Investment Plan:

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Forward Funds. The minimum initial investment amount is $500 and minimum subsequent investments are only $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify (the default will be the 20th of each month or the next Business Day if the 20th is not a Business Day). Please telephone (800) 999-6809 if you would like more information.

Sales Charges

•	Class A shares

The maximum sales load on the purchase of Class A shares is 4.75%. The offering price is the net asset value per share plus the front-end sales load, and is calculated as follows:

	Sales Charge as a Percentage of:		Dealer’s Concession
Dollar Amount Invested	Offering Price	N.A.V.	(as a % of Offering Price)
Less Than $50,000	4.75%	4.99%	4.25%
$50,000 to $249,999.99	3.75	3.90	3.25
$250,000 to $499,999.99	2.75	2.83	2.50
$500,000 to $999,999.99	2.25	2.30	2.00
$1,000,000 & Above*	0.00	0.00	0.50

*	If your account value, including the amount of your current investment, totals $1 million or more, you will not pay a front-end sales charge on the current investment amount.

•	Class C shares

There is no sales load on the purchase of Class C shares. The offering price is the net asset value per share. The maximum purchase amount for the Class C shares is $999,999.99. Purchases of $1 million or more are invested in Class A shares because there is no deferred sales charge for shares held less than one year and Class A shares’ annual expenses are lower. The Funds’ distributor pays 1.00% of the amount invested to dealers who sell Class C shares of the Funds. Investors purchasing Class C shares pay a contingent deferred sales charge (“CDSC”) of 1% if such shares are held for less than one year. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Shares acquired by reinvestment of distributions are not subject to the CDSC.

Class C shares may have a higher expense ratio and pay lower dividends than Class A shares offered by the Funds because the distribution and service fee for the Class C shares is higher than the distribution fee for the Class A shares. The Funds will use the first-in, first-out (FIFO) method to determine the one-year holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the “one year” mark. As an example, shares purchased on May 2, 2005 would be subject to the CDSC if they were redeemed on or prior to April 30, 2006. On or after May 2, 2006, they would not be subject to the CDSC. The CDSC is charged on redemptions of each investment made by a shareholder that is redeemed prior to the one-year mark. In determining if the CDSC is charged to a redeeming account, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. The CDSC primarily goes to the Funds’ distributor as compensation for the portion of the dealer concession it has paid to broker-dealers.

Reduced Sales Charge for Class A Shareholders: How You Can Minimize Sales Charges

As noted in the table above, discounts (“breakpoints”) are available for larger purchases. There are several ways for shareholders to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current or past purchases in any of the Class A shares of the Forward Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Forward Funds that you own, calculated at their historical cost and/or offering price.

1.	Increase your initial Class A investment amount to reach a higher discount level.
2.	Right of Accumulation - Add to an existing Class A shareholder account so that the current offering price value of the total combined holdings reach a higher discount level.
3.	Sign a Letter of Intent - Inform the Fund that you wish to sign a non-binding Letter of Intent to purchase an additional value of Class A shares over a 13-month period at a level that would entitle you to a higher discount level.
4.	Combined Purchase Privilege - Combine the following investor accounts into one “purchase” or “holding” to qualify for a reduced sales charge:

(i)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);
(ii)	An individual, his or her spouse and children under age 21, purchasing for his, her or their own account;
(iii)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or
(iv)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or to obtain the Right of Accumulation on a purchase through a financial intermediary, when each such purchase is made, the investor or dealer must provide the distributor with sufficient information to verify that the purchase qualifies for the privilege or discount. Because breakpoint eligibility may be determined based on historical cost, you should retain any records necessary to substantiate those costs in cases where the Fund, their transfer agent and financial intermediaries do not maintain this information.

It may be necessary for an investor to provide the following information or records to the Fund or his or her financial intermediary in order to verify his or her eligibility for a breakpoint discount: (a) information or records regarding shares of the Fund or other funds held in all accounts (e.g., retirement accounts) of the investor at the dealer; (b) information or records regarding shares of the Fund or other funds held in any account of the shareholder at another financial intermediary; and (c) information or records regarding shares of the Fund or other funds held at any financial intermediary by related parties of the investor, such as members of the same family or household. If an investor fails to identify necessary breakpoint information, they may not receive the breakpoints that would otherwise be available to them.

Purchases At Net Asset Value - The Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including without limitation, shares purchased by advisory accounts managed by SEC-registered investment advisors or bank trust departments, employees and other affiliated persons of the Fund or a service provider to the Fund for their own accounts, and under such other conditions and circumstances where, in the Fund’s opinion, such a waiver would serve to benefit the Fund and their shareholders.

On purchases of $1,000,000 or more, the investor will acquire Class A shares at net asset value without any sales charge imposition. The distributor, however, may pay a selling broker-dealer up to 0.50% of the offering price from its own assets. Under such circumstances, if the shareholder redeems some or all of the subscription within thirteen months, the selling broker/dealer will be required to refund a proportionate amount of the fee paid by the Distributor for such shares.

Reinstatement Privilege - An investor who has sold shares of the Fund may reinvest the proceeds of such sale in shares of the Fund within 120 days of the sale, and any such reinvestment will be made at the Fund’s then-current net asset value, so that no sales charge will be levied. Investors should call the Forward Funds for additional information.

By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of the Fund, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Please contact your tax adviser for more information concerning tax treatment of such transactions.

Waiver of Initial Sales Charges

A Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including without limitation, shares purchased by:

•	Officers, directors, trustees, and employees of Forward Funds, Forward Management and their affiliates.
•	Registered representatives and employees of broker/dealers with a current distribution or selling agreement with Forward Funds and their affiliates.
•	Clients of investment professionals using Forward Funds in fee-based investment products under a signed agreement with Forward Funds.
•	Advisory accounts managed by SEC-registered investment advisors or bank trust departments.
•	Employees of designated asset management firms, other service providers and their affiliates.
•	Immediate family members of all such persons.
•	Certain qualified plans, including pension funds, endowments, and other institutional funds.
•	Other purchasers under other conditions and circumstances where, in the Fund’s opinion, such a waiver would serve to benefit the Fund and their shareholders.

CDSC Waivers

The CDSC will be waived in the following cases:

•	Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.
•	Redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.

•	Minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the funds.
•	Forced redemptions made by the Funds of shares held by shareholders whose account has a value of less than $500.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify us at the time of the redemption request to receive the waiver.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The

Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account or redeeming an investor’s shares when an investor’s identity is not verified.

ABOUT YOUR PURCHASE

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a broker-dealer, the purchase price will be based on the NAV next determined, but only if the dealer receives the order by the applicable NAV calculation time and transmits it to Forward Funds. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to transmit your order properly, your right to that day’s closing price must be settled between the broker-dealer and you. Purchases of shares of a Forward Fund will be effected only on a Business Day. An order received prior to the daily pricing time on any Business Day is processed based on that day’s NAV. An order received after the pricing time on any Business Day is processed based on the NAV determined as of the pricing time on the next Business Day of the Funds.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund. Forward Funds, the Funds’ distributor or your broker-dealer can provide you with information about these services and charges. You should read this Prospectus in conjunction with any such information you receive.

To open an account you can mail a check or other negotiable bank draft in the minimum amounts described above (payable to the Forward Funds) with a completed and signed Account Application form to Forward Funds, P.O. Box 1345, Denver, CO 80201. For an Account Application Form, call (800) 999-6809. A completed investment application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your taxpayer identification numbers.

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Forward Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Forward Funds reserves the right to refuse any request to purchase shares.

EXCHANGE PRIVILEGE

You can exchange your Class A shares of any Forward Fund with a money market fund or for shares of the same class of any of the following Funds: the Forward Hoover Small Cap Equity Fund, the Forward International Small Companies Fund, the Sierra Club Stock Fund, the Forward Legato Fund, Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund or Forward Emerald Opportunities Fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges. However, if you exchange your shares 180 days or less after the purchase date for the Growth Fund, Banking and Finance Fund or Opportunities Fund a redemption fee of 2.00% will be charged on the amount exchanged. Before you decide to exchange shares, you should read the prospectus information about the Fund or money market fund involved in your exchange. Exchanges are taxable events and may result in a taxable gain (both short and long term) or loss for Federal and state income tax purposes.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call the Transfer Agent at (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Exchanges must be for amounts of at least $1,000. In order to make an exchange into a new account, the exchange must satisfy the applicable minimum initial investment requirement. Once your exchange is received in proper form, it cannot be revoked. This exchange privilege is available only in U.S. states where shares of the Funds being acquired may legally be sold and may be modified, limited or terminated at any time by a Fund.

Forward Funds also reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. Forward Funds may terminate or change the terms of the exchange privilege at any time. In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or the Advisor to be in the best interests of shareholders, and otherwise consistent with applicable regulations.

REDEEMING SHARES

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in proper form by the Funds’ distributor, Forward Funds or their agents and subject to any applicable CDSC and/or redemption fee. Forward Funds intends to redeem shares of each Forward Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, you may incur brokerage costs in converting the portfolio securities to cash. Broker-dealers may charge their customers a transaction or service fee in connection with redemptions.

Redemption Fee

If you sell or exchange your shares within 180 days or less after the purchase date, you will be charged a fee of 2.00% of the total redemption amount (“redemption Fee”). This fee is retained by the Forward Funds to compensate the Forward Funds for the extra expense they incur because of short-term trading. In addition, the Forward Funds hope that the fee will discourage short-term trading of their shares. The redemption fee is currently waived for pension funds, endowments, other institutional funds and other shareholders investing through omnibus accounts. However, Forward Funds reserve the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund’s future cost of processing redemptions. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), for accounts that have been enrolled in the Automatic Investment Plan or for shares purchased by ReFlow, which is a program designed to provide a liquidity source for mutual funds experiencing redemptions of their shares. The redemption fee may not apply in certain other circumstances, including the death or disability of a shareholder. The redemption fee may be modified or discontinued at any time or from time to time.

Policies Concerning Frequent Purchases and Redemptions

The Forward Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders and attempt to discourage frequent trading by imposing a redemption fee for short-term trading, as described above. The redemption fee is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading, and to provide a general disincentive for such activity. The redemption fee is not a sales charge (load) and it will be paid directly to the Funds. In addition, as discussed in greater detail below, the trading activity of the Funds’ shares is monitored for suspicious or unusual activity. The Funds may also follow other procedures in furtherance of this policy, including fair value pricing of certain securities when reliable market quotations may not be readily available.

To the extent that a Fund may invest in foreign securities or securities that are relatively illiquid, it may be subject to relatively greater risks of market timing.

The Funds are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and omnibus account arrangements maintained by brokers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Funds to monitor and detect frequent share trading activity through omnibus accounts is very limited, and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

Forward Management compliance personnel review on a daily basis for possible market timing or other unusual activity reports that identify trades processed the previous day that are in excess of $10,000. Suspicious trades are flagged and investigated, and in certain circumstances the trader may be contacted and questioned by Forward Management personnel. In addition, Forward Management conducts periodic sweeps of trading activity to investigate whether there has been lower-volume trading activity that is consistent with a market timing objective, and from time to time may review other Fund-related data for indicia of market timing activity. The Transfer Agent is to provide periodic reports to Forward Management and the Funds’ Chief Compliance Officer disclosing redemption fees waived during the previous period. At each quarterly meeting the Board of Trustees will receive a report of redemption fees waived, along with an explanation of why the fees were waived, as well as a report concerning any broker-dealer that is unwilling or unable to implement the redemption fee. Periodically, the Chief Compliance Officer will request reports from the Transfer Agent concerning the effectiveness of the implementation of such procedures. While the policies and procedures described above have been adapted to attempt to detect and limit trading that is frequent or disruptive to the Funds’ operations, there is no assurance that the policies and procedures will be effective in detecting or deterring all such trading activity.

The Funds outsource the portion of fund operations pertaining to transfer agency to a third-party service provider. These services are currently provided to the Funds under a transfer agency and service agreement with the Transfer Agent. The Transfer Agent is generally responsible for processing day-to-day fund share activity. The Transfer Agent’s own policies and procedures for processing fund share transactions play a vital role in implementing the Funds’ policy, including administering redemption fees, monitoring shareholder trades and flows of money as may be needed to address any large and frequent short-term trading not deterred by redemption fees, and addressing any waivers.

How To Redeem Shares

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application Form. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. You may have the proceeds mailed to your address or wired to a commercial bank account previously designated on the Account Application Form. Under most circumstances, payments by wire will be transmitted on the next Business Day. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Forward Funds and the fee is specified for each Fund in the Expense Table.

Forward Funds’ Account Application Form provides that neither Forward Management, the Transfer Agent, the sub-advisor, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine by the Funds’ administrator. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account. If you are unable to contact the Funds by telephone, you may also mail the redemption request to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By Mail

To redeem by mail, you must send a written request for redemption to the Transfer Agent. The Transfer Agent’s address is P.O. Box 1345, Denver, CO 80201. The Transfer Agent will require a Medallion Signature Guarantee. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption check is payable to the shareholder(s) of record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent can not send an overnight shipment to a post office box.

•	By Systematic Withdrawal

You may elect to have monthly electronic transfers ($100 minimum) made to your bank checking account from your Forward Fund account. The Fund account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the day you specify (or the next Business Day) to your designated checking account or a check will be mailed to the address of record (the default date is the 20th day of each month or the next Business Day if the 20th is not a Business Day). No redemption fee will be imposed on such systematic withdrawals.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or through the Internet.

Medallion Signature Guarantee

Medallion Signature Guarantees help ensure that major transactions or changes to a shareholder’s account are in fact authorized by the shareholder. A Medallion Signature Guarantee is required if the proceeds of a redemption are greater than $50,000, are to be paid to someone other than the registered holder or to other than the shareholder’s address of record or if the shares are to be transferred. A Medallion Signature Guarantee verifies the authenticity of a shareholder’s signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that are participating in a Medallion Program recognized by the Securities Transfer Association.

The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participants in one of these programs will not be accepted. A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

The Transfer Agent reserves the right to reject any Medallion Signature Guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

Payments of Redemption Proceeds

•	Payments to Shareholders

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Forward Funds may temporarily stop redeeming shares or delay payment or redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Forward Funds cannot sell shares or accurately determine the value of assets, or if the Securities and Exchange Commission (“SEC”) orders the Forward Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Forward Funds intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer of Federal funds. Forward Funds intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment for certain large redemptions may be made wholly or partly in portfolio securities which have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Mail

You may have the redemption proceeds mailed to your address of record as described above To change the address to which a redemption check is to be mailed, you must send a written request to the Transfer Agent. In connection with that request, the Transfer Agent will require a Medallion Signature Guarantee.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by Federal wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Forward Funds Account Application. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if the distributor deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Once authorization is on file, Forward Funds will honor requests by any person identifying himself or herself as the owner of an account or the owner’s broker by telephone at (800) 999-6809 or by written instructions. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. This redemption option does not apply to shares held in broker “street name” accounts. A wire transfer fee of $30.00 will be charged by the Forward Funds and the fee is specified for each Fund in the Expense Table.

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

Forward Funds has adopted distribution plans under Rule 12b-1 (each a “Plan”) for the Class A shares and Class C shares of the Funds which allow the Funds to pay for the sale and distribution of their shares. The Plans for the Growth Fund and Banking and Finance Fund allow each Fund to pay for the distribution of its shares at an annual rate of up to 0.35% of the average daily net assets attributable to Class A shares of the Fund, and at an annual rate of 0.75% of the average daily net assets attributable to the Class C shares of the Fund. The Plans for the Opportunities Fund allow the Fund to pay for the distribution of its shares at an annual rate of up to 0.50% of the average daily net assets attributable to Class A shares of the Fund, and at an annual rate of 0.75% of the average daily net assets attributable to the Class C shares of the Fund. Each Fund may make payments under the respective Plan for the purpose of financing any activity primarily intended to result in the sale of Class A or Class C shares. In addition, payments under the Plans may be made to banks and their affiliates and other institutions, including broker-dealers, for the provision of administrative and/or shareholder services for Class A or Class C shareholders. Because these fees are paid out of assets attributable to each Fund’s Class A shares and Class C shares on an on-going basis, over time these fees will increase the cost of an investment in Class A and Class C shares and may cost more than other types of sales charges.

Consistent with the Plans, the distribution fees for Class C and Class A shares are asset-based sales charges, and the Distributor uses it to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Class C or Class A shareholders for providing distribution assistance for sales of Class C or Class A Fund shares.

Broker-dealers or others may not be eligible to receive such payments until after the twelfth month following a shareholder purchase in the Class C shares of all three Funds.

The Plan for the Class C shares also provides that the Distributor receives a service fee not to exceed 0.25% per annum of the average daily net assets of the Class C shares in addition to the 0.75% 12b-1 fee. The Distributor uses the Class C service fee to pay broker-dealers or others for, among other things: furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; arranging for bank wires; monitoring dividend payments from each Fund on behalf of customers; forwarding certain shareholder communications from the Funds to customers; receiving and answering correspondence; and aiding in maintaining the investment of their respective customers in the Class. Broker-dealers or others may not be eligible to receive such payments until after the twelfth month following a shareholder purchase in the Class C shares of a particular Fund.

DIVIDENDS AND TAXES

The Growth Fund, Banking and Finance Fund and Opportunities Fund expect to pay dividends of net investment income and capital gain distributions twice each year, in the months of August and December. A shareholder will automatically receive all income, dividends and capital gain distributions in additional full and fractional shares, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call our shareholder services group at (800) 999-6809, or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

Federal Taxes

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular Federal, state and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution generally will be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below.

Dividends attributable to interest are not eligible for the reductions in rates described below. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.
•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.
•	Distributions of earnings from non-qualifying dividends, interest income (including interest income from fixed-income securities), other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

If you invest through a tax- deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until you begin making withdrawals from the account. These accounts are subject to complex tax rules. You should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

Forward Funds’ top ten holdings as of the last day of each calendar quarter are posted on the Funds’ website at http://www.forwardfunds.com no sooner than 5 days after the end of that calendar quarter.

GENERAL INFORMATION

Shareholder Communications

You may obtain current price, yield and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m. Eastern time Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds write to Forward Funds, P.O. Box 1345, Denver, CO 80201, or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at http://www.sec.gov.

You should rely only on the information provided in this Prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this Prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

FINANCIAL HIGHLIGHTS

Forward Emerald Growth Fund

The Predecessor Fund of the Fund was reorganized into newly organized series of the Trust effective May 1, 2005 pursuant to an Agreement and Plan of Reorganization. The financial highlights tables, which relate to the Predecessor Fund of the Fund and the Fund, are intended to help you understand the Funds’ financial performance and other financial information for the period of the Predecessor Fund’s and the Fund’s operations. Certain information reflects financial results for a single Predecessor Fund share. Prior to May 1, 2005, the Forward Emerald Growth Fund was named the Emerald Growth Fund. Prior to July 1, 2001 the Fund was named the Emerald HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in the Fund increased assuming reinvestment of all dividends and distributions. Information for the fiscal years ended June 30, 2000 through and including 2005 has been audited by [            ], whose report, along with the Fund’s financial statements, are included in the annual report, which was filed with the Securities and Exchange Commission on [            ] (Accession No. [            ]) and is available upon request. Additional information about the Fund’s investments will be available in the Fund’s semi-annual reports to shareholders when they are prepared.

[To be provided by subsequent amendment.]

Forward Emerald Banking and Finance Fund

The Predecessor Fund of the Fund was reorganized into newly organized series of the Trust effective May 1, 2005 pursuant to an Agreement and Plan of Reorganization. The financial highlights tables, which relate to the Predecessor Fund of the Fund and the Fund, are intended to help you understand the Funds’ financial performance and other financial information for the period of the Predecessor Fund’s and the Fund’s operations. Certain information reflects financial results for a single Predecessor Fund share. Prior to May 1, 2005, the Fund was named the Emerald Select Banking and Finance Fund, and prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and had a different investment objective. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in the Fund increased assuming reinvestment of all dividends and distributions. Information for the fiscal years ended June 30, 2000, 2001, 2002, 2003, 2004 and 2005 has been audited by [            ], whose report, along with the Fund’s financial statements, are included in the annual report, which was filed with the Securities and Exchange Commission on [            ] (Accession No. [            ]) and is available upon request. Additional information about the Fund’s investments will be available in the Fund’s semi-annual reports to shareholders when they are prepared.

[To be provided by subsequent amendment.]

Forward Emerald Opportunities Fund

The Predecessor Fund of the Fund was reorganized into newly organized series of the Trust effective May 1, 2005 pursuant to an Agreement and Plan of Reorganization. The financial highlights tables, which relate to the Predecessor Fund of the Fund and the Fund, are intended to help you understand the Funds’ financial performance and other financial information for the period of the Predecessor Fund’s and the Fund’s operations. Certain information reflects financial results for a single Predecessor Fund share. Prior to September 29, 2005, the name of the Fund was named the Forward Emerald Technology Fund, and the Fund had a narrower investment objective. Prior to May 1, 2005, the Fund was named the Emerald Select Technology Fund. Prior to February 29, 2000, the Fund was named HomeState Year 2000 Fund and had a narrower investment objective. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in the Fund increased assuming reinvestment of all dividends and distributions. Information for the fiscal years ended June 30, 2000, 2001, 2002, 2003, 2004 and 2005 has been audited by [            ], whose report, along with the Fund’s financial statements, are included in the annual report, which was filed with the Securities and Exchange Commission on [            ] (Accession No. [            ]) and is available upon request. Additional information about the Fund’s investments will be available in the Fund’s semi-annual reports to shareholders when they are prepared.

[To be provided by subsequent amendment.]

FORWARD FUNDS

Forward Emerald Growth Fund

Forward Emerald Banking and Finance Fund

Forward Emerald Opportunities Fund

INVESTMENT ADVISOR

Forward Management, LLC

SUB-ADVISOR

Emerald Mutual Fund Advisers Trust

ADMINISTRATOR

ALPS Mutual Funds Services, Inc.

DISTRIBUTOR

ALPS Distributors, Inc.

COUNSEL

Dechert LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                        ]

CUSTODIAN

Brown Brothers Harriman & Co.

TRANSFER AGENT

ALPS Mutual Funds Services, Inc.

WANT MORE INFORMATION?

You can find out more about our Funds by reviewing the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund, and is considered a part of this Prospectus. The SAI also contains a description of the Fund’s policies and procedures for disclosing its holdings.

HOW DO I OBTAIN A COPY OF THESE DOCUMENTS?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, 433 California Street, 11th Floor San Francisco, CA 94104 (800) 999-6809.

Go to http://www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the Securities and Exchange Commission (“SEC”) and ask them to mail you a copy. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling the number below. Public Reference Section of the SEC Washington, D.C. 20549-6009 (202) 942-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-6722

FORWARD FUNDS

433 California Street, 11th Floor

San Francisco, California 94104

(800) 999-6809

Forward Emerald Growth Fund

Forward Emerald Banking and Finance Fund

Forward Emerald Opportunities Fund

Statement of Additional Information

dated November 1, 2005

Forward Funds (“Forward Funds” or the “Trust”) is an open-end management investment company commonly known as a mutual fund. The Trust offers twelve investment portfolios. Class A shares and Class C shares of three of the portfolios are discussed in this Statement of Additional Information (“SAI”): Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund and Forward Emerald Opportunities Fund (each a “Fund,” and collectively the “Funds”). There is no assurance that any of the Funds will achieve its objective.

The Funds are successor mutual funds to previously operational funds with the same respective names (the “Predecessor Funds,” each a “Predecessor Fund”), which were series of the HomeState Group (the “Predecessor Trust”), a separate legal entity from the Trust that was organized as a Pennsylvania common law trust on August 26, 1992. The Predecessor Funds were reorganized into the Funds effective after the close of business on May 1, 2005. Prior to May 1, 2005, the Forward Emerald Growth Fund was named the Emerald Growth Fund, and prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund. Prior to May 1, 2005, the Forward Emerald Banking and Finance Fund was named the Emerald Select Banking and Finance Fund, and prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund. Prior to September 29, 2005, the Forward Emerald Opportunities Fund was named the Forward Emerald Technology Fund, prior to May 1, 2005, the Fund was named the Emerald Select Technology Fund, and prior to February 29, 2000, the Fund was named HomeState Year 2000 Fund.

This SAI is not a prospectus and should be read in conjunction with the Prospectus for the Funds, dated July 1, 2005, which has been filed with the Securities and Exchange Commission (“SEC”). This SAI incorporates by reference the financial statements of the Funds included in the Shareholder Reports dated June 30, 2005 (“Financial Statements”) relating to those Funds. A copy of the Prospectus for the Funds and the Financial Statements of the Funds, including the Independent Registered Public Accountants’ Reports, may be obtained free of charge by calling the distributor at (800) 999-6809.

i

ORGANIZATION OF FORWARD FUNDS

Forward Funds is an open-end management investment company, which offers twelve investment portfolios. Two of the portfolios discussed in this SAI are diversified and one is non-diversified. The Forward Emerald Funds were previously organized as series of a separate legal entity called the HomeState Group, a Pennsylvania common law trust that was organized on August 26, 1992. Each series of the HomeState Group was reorganized into newly organized series of the Trust effective May 1, 2005 pursuant to an Agreement and Plan of Reorganization.

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees of the Trust has designated the stock into twelve series. Each Fund, other than the Forward Legato Fund, Forward Emerald Growth Fund, Forward Emerald Opportunities Fund and Forward Emerald Banking and Finance Fund, currently offers a class of shares called the Investor Class shares. The Forward Hoover Small Cap Equity Fund, Forward Hoover Mini-Cap Fund, Forward International Small Companies Fund, Forward Global Emerging Markets Fund and Forward Legato Fund offer a class of shares called the Institutional Class shares to institutional investors and investors meeting certain purchase qualifications. The Forward International Small Companies Fund, Forward Hoover Small Cap Equity Fund, Forward Legato Fund, Sierra Club Stock Fund, Forward Emerald Growth Fund, Forward Emerald Opportunities Fund and Forward Emerald Banking and Finance Fund offer a class of shares called Class A shares. In addition, the Forward Emerald Growth Fund, Forward Emerald Opportunities Fund and Emerald Banking and Finance Fund offer a class of shares called Class C shares. This SAI pertains only to Class A shares and Class C shares of the Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund and Forward Emerald Opportunities Fund. Institutional Class, Investor Class and Class A shares of certain of the Funds are offered pursuant to three separate prospectuses with separate statements of additional information. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

MANAGEMENT OF THE FUNDS

Board of Trustees. The Trust’s Board of Trustees oversees the management and business of the Funds. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently five Trustees, four of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Trustees and Officers of the Trust, along with their affiliations over the last five years, are set forth below.

1

NON-INTERESTED TRUSTEES:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Kenneth V. Domingues Age: [ ]	Trustee	Since 2003+	Financial Consultant, Securities Arbitrator, Expert Witness, Estate and Trust Administrator (1999-present); Technical Consultant to the California State Board of Accountancy (2002-present); Chief Accountant, Division of Investment Management, U.S. Securities and Exchange Commission (1998-1999); Senior Vice President and Chief Financial Officer, Franklin Templeton Group, an investment management company (1987-1997).	12	None

Haig G. Mardikian Age: [ ]	Trustee	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (1971-present); a General Partner of M&B Development, a real estate investment business (1983-present); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983-2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (1989-present); Vice Chairman and Trustee of the William Saroyan Foundation (1992-present). Mr. Mardikian has served as Managing Director of the United Broadcasting Company, radio broadcasting (1983-2001) and Chairman and Director of SIFE Trust Fund (1978-2002). He serves as a director of the Downtown Association of San Francisco (1982-present) and the Market Street Association (1982-present) and as a trustee of Trinity College (1998-present); the Herbert Hoover Presidential Library (1997-present); the Herbert Hoover Foundation (2002-present) and the Advisor California Civil Liberties Public Education Fund (1997-present).	12	None

Leo T. McCarthy Age: [ ]	Trustee	Since 1998+	President, The Daniel Group, an investment partnership (January 1995-present); and Director, Accela, Inc., a software company (March 1998-present).	12	Director, Linear Technology Corporation, a manufacturing company (July 1994-present)

Donald O’Connor Age: [ ]	Trustee	Since 2000+	Financial Consultant (1997-present); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (May 1969—June 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987-1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964-1969).	12	Trustee of the Advisors Series Trust (15) (1997-present)

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104.

**	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.
***	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act. The parenthetical number represents the number of portfolios within a fund or fund complex.
+	Each Trustee has served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, the individual served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

INTERESTED TRUSTEE:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
J. Alan Reid, Jr. **** Age: [ ]	President, Trustee	Since 2001+	President of Forward Management, LLC, an investment advisor (“Forward Management,” formerly known as Webster Investment Management Co., LLC) (April 2001-present), Senior Vice President, Director of Business Delivery, Morgan Stanley Online, a financial services company (1999-2001); Executive Vice President and Treasurer, Webster Investment Management Co., LLC (1998-1999); Vice President, Regional Director, Investment Consulting Services, Morgan Stanley, Dean Witter, Discover & Co., a financial services company (July 1992-February 1998); Vice President, Regional Director, Investment Consulting Services, Dean Witter, a financial services company (May 1994-September 1997); Vice President of the Board of Trustees of Centerpoint, a public health and welfare organization (January 1997-present); Advisory Board Member, Finaplex, a software company (2002 to present); Advisory Board of SunGard Expert Solutions (1998 to present).	12	Director of FOLIOfn; Director, ReFlow Fund LLC, an investment service company (2002 to present).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104.
**	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.
***	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act. The parenthetical number represents the number of portfolios within a fund or fund complex.
****	Mr. Reid is considered an interested Trustee because he acts as President of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.
+	Each Trustee has served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, the individual served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

OFFICERS:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Jeremy Deems 433 California Street Suite 1100 San Francisco, CA 94104 Age: [ ]	Treasurer	Since 2004**	Chief Financial Officer at Forward Management since 2004; Controller at Forward Management (2000-2004).	N/A	N/A

Mary Curran 433 California Street Suite 1100 San Francisco, CA 94104 Age: [ ]	Secretary and Chief Compliance Officer	Since 2004**	General Counsel at Forward Management since 2002; General Counsel at Morgan Stanley Online (1997-2002)	N/A	N/A

*	Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
**	Each officer has served as an officer of the Trust since May 1, 2005. However, beginning on the date indicated in the chart, the individual served as an officer for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

The Board of Trustees has established three standing committees in connection with their governance of the Funds: Audit, Nominating and Pricing Committees. The Audit Committee consists of four members: Messrs. Domingues, Mardikian, McCarthy and O’Connor. The functions performed by the Audit Committee include, among other things, considering the matters pertaining to the Trust’s financial records and internal accounting controls and acting as the principal liaison between the Board and the Trust’s independent registered public accounting firm. During the fiscal year ended June 30, 2005 the Audit Committee convened [        ] times.

The Nominating Committee consists of three members: Messrs. Mardikian, McCarthy and O’Connor. The function performed by the Nominating Committee is to select and nominate candidates to serve as non-interested Trustees (including considering written nominations from shareholders delivered to the Trust at its address on the cover of this SAI), and approve officers and committee members. During the fiscal year ended June 30, 2005, the Nominating Committee did convened [        ] times.

The Pricing Committee consists of four members: Messrs. O’Connor, Garvin Jabusch, Mark Guadagnini and Ms. Mary Curran. The Pricing Committee, in conjunction with Forward Management, LLC (“Forward Management” or the “Investment Advisor”) and each Fund’s sub-advisor, is responsible for determining the fair value and market value of the Funds’ securities when such determinations involve the exercise of judgment. During the calendar year ended June 30, 2005, the Pricing Committee convened [        ] times.

Information As Of December 31, 2004

NON-INTERESTED TRUSTEES

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kenneth V. Domingues	Forward Emerald Growth Fund Forward Emerald Banking and Finance Fund Forward Emerald Opportunities Fund	[ ] [ ] [ ]	[ ]
Haig G. Mardikian	Forward Emerald Growth Fund Forward Emerald Banking and Finance Fund Forward Emerald Opportunities Fund	[ ] [ ] [ ]	[ ]
Leo T. McCarthy	Forward Emerald Growth Fund Forward Emerald Banking and Finance Fund Forward Emerald Opportunities Fund	[ ] [ ] [ ]	[ ]
Donald O’Connor	Forward Emerald Growth Fund Forward Emerald Banking and Finance Fund Forward Emerald Opportunities Fund	[ ] [ ] [ ]	[ ]

INTERESTED TRUSTEE:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
J. Alan Reid, Jr.	Forward Emerald Growth Fund Forward Emerald Banking and Finance Fund Forward Emerald Opportunities Fund	[ ] [ ] [ ]	[ ]

*	Key to Dollar Ranges
A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	Over $100,000

No Trustee who is not an interested person of the Trust owns any securities of the Investment Advisor, any of the Sub-Advisors (as defined herein), ALPS Distributors, Inc. (the “Distributor”) or their affiliates.

Trustee Compensation

The Funds pay each non-interested Trustee a retainer fee in the amount of $12,000 per year, $3,625 each per regular meeting and $1,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $750.00 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $6,000 per year. The interested Trustee does not receive any compensation by the Funds. Officers of the Funds and Trustees who are affiliated persons of the Funds, Investment Advisor or Sub-Advisors do not receive any compensation from the Funds or any other funds managed by the Investment Advisor or sub-advisors. As of June 30, 2005, the Officers and Trustees owned less than 1% of the outstanding shares of the Funds.

Compensation Received From Funds as of June 30, 20061

Name and Position	Aggregate Compensation From the Predecessor Company		Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex[1]
J. Alan Reid, Jr. Trustee*		$0	$0	$0		$0
Kenneth V. Domingues, Trustee	$	[ ]	$0	$0	$	[ ]
Haig G. Mardikian, Trustee	$	[ ]	$0	$0	$	[ ]
Leo T. McCarthy, Trustee	$	[ ]	$0	$0	$	[ ]
Donald O’Connor, Trustee	$	[ ]	$0	$0	$	[ ]

*	Interested
1	Reflects estimated future payments for the current fiscal year.

Trustee and Officer Indemnification. The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of his/her duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

PORTFOLIO HOLDINGS DISCLOSURE

Publicly Available Information/Mandatory Disclosure

The Funds, or their duly authorized service providers, may publicly disclose holdings of all Forward Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. A summary or list of a Fund’s completed purchases and sales (sometimes referred to as the “trade commentary”) may only be made available simultaneously or after the public disclosure of a Fund’s portfolio holdings in accordance with this paragraph and in compliance with applicable laws, regulations and interpretations thereof, as duly documented with the Funds.

Confidential Dissemination of Portfolio Holdings

The Forward Funds have adopted policies and procedures related to the selective disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies provide that it is the policy of the Forward Funds and their service providers to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Funds’ portfolio holdings. No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except in limited circumstances, as described below.

The Funds may disclose, under Conditions of Confidentiality, portfolio holdings before their public disclosure is required or authorized to service providers and mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. Holdings authorized to be disclosed may be disclosed by officers of the Funds, the Investment Advisor, or service providers in possession of such information. Such holdings are released under conditions of confidentiality. “Conditions of Confidentiality” means that:

(a)	the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information as discussed below; and

(b)	the recipient must sign a written Confidentiality Agreement in form and substance acceptable to the Funds’ Chief Compliance Officer, which, among other things, provides that the recipient of the portfolio holdings information agrees to limit access to the information to those persons who are subject to confidentiality obligations, and includes and obligation not to trade on non-public information.

The Board of Trustees and the Trust’s Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those imposed by the Disclosure Policies. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Funds’ Chief Compliance Officer.

The Trustees will review at least annually a list of the entities that have received such information, the frequency of such disclosures and the business purpose therefor. The Funds’ Disclosure Procedures are designed to address conflicts of interest between the Funds’ shareholders and its investment advisor, sub-advisors, principal underwriter or any affiliated person of such entities by creating a structured review and approval process which seeks to ensure that disclosure of information about the Funds’ portfolio securities is in the best interests of the Funds’ shareholders. The identity of the entities with which Forward has ongoing arrangements to provide portfolio holdings information, the frequency with which they receive such information and the length of the lag between the date of the information and the date it is disclosed is provided below:

1.	Bloomberg - Monthly with a 30 day delay for all the Forward Funds except the Forward International Small Companies Fund and the Forward Global Emerging Markets Fund, for which portfolio holdings information is released quarterly with no delay.

2.	Morningstar, Inc., Standard & Poor’s and The Thomson Corporation - Monthly with a 30 day delay for all the Forward Funds except the Forward Emerald Banking and Finance Fund and the Forward Global Emerging Markets Fund, for which portfolio holdings information is released monthly with no delay, and except for the Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund and Forward Emerald Opportunities Fund, for which portfolio holdings information is released quarterly after filed with the SEC, with at least a 30-day delay.

3.	Lipper Analytical Services, Inc. - Monthly with a 4 day delay, except for the Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund and Forward Emerald Opportunities Fund, for which portfolio holdings information is released quarterly after filed with the SEC, with at least a 30-day delay.

4.	Vestek - Monthly with no delay for all Funds, except the Forward Legato Fund, for which portfolio holdings information is released daily with no delay.

5.	FactSet Research Systems Inc. - Daily for all Funds with no delay.

6.	The Funds’ custodian, Brown Brothers Harriman & Co., and applicable sub-advisors - Monthly with no delay.

7.	RRDonnelley financial printer - information is disclosed with no delay in order to prepare Form N-Q and the annual and semi-annual reports.

8.	Standard & Poors - quarterly after filed with the SEC, with at least a 30-day delay.

9.	Harry Rosengart, consulting securities analyst providing research services to the Sub-Advisor of the Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund and Forward Emerald Opportunities Fund - weekly with a one day delay.

Any disclosure arrangement and exceptions to the Disclosure Procedures must be approved by the Funds’ Chief Compliance Officer.

The Funds monitor the use by such third party recipients of non-public portfolio holdings information by requiring those recipients to provide to the Funds annual certifications that the information has been used only pursuant to the terms of the confidentiality agreement between the recipient and the Investment Advisor. In addition, acceptance by third parties who receive the information electronically constitutes reaffirmation that the third party will maintain the disclosed information in confidence and not trade portfolio securities based on the nonpublic information.

Analytical Information

The Funds or their duly authorized service providers may distribute the following information concerning each Fund’s portfolio before disclosure of portfolio holdings is required as discussed above, provided that the information has been publicly disclosed (via the Funds’ website or otherwise):

•	Top Ten. Top ten holdings and the total percentage of the Fund such aggregate holdings represent.

•	Sector Holdings. Sector information and the total percentage of the Fund held in each sector.

•	Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding.

Press Interviews, Broker Discussions, etc.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies. For example, a portfolio manager discussing a particular Fund may indicate that he or she likes and/or owns for the Fund a security only if the Fund’s ownership of such security has previously been publicly disclosed (and the statement is otherwise accurate and not misleading).

Trading Desk Reports

The trading desks of the Investment Advisor/Sub-Advisors of the Funds may periodically distribute lists of applicable investments held by their clients (including the Funds) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

Research Coverage

The Investment Advisor/Sub-Advisors of the Funds may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities which may be purchased for the Funds. In no case will a list specifically identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

The Trust’s Board of Trustees and Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these Disclosure Policies, or may approve exceptions or revisions to the Disclosure Policies. (For example, the Funds may determine to not provide purchase and sale information with respect to Funds that invest in smaller capitalization companies or less liquid securities.)

Conflicts of Interest

Whenever portfolio holdings disclosure made pursuant to the Funds’ portfolio holdings disclosure procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ Investment Advisor, Sub-Advisors, Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the independent Trustees or a majority of a Board committee consisting solely of independent Trustees approves such disclosure. The Funds, the Investment Advisor and the Sub-Advisors will not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any material changes to the policies and procedures for the disclosure of portfolio holdings will be reported to the Board on at least an annual basis.

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law, respond to requests from regulators, and comply with valid subpoenas.

Violations of the Disclosure Policies must be reported to the Trust’s Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report it to the Funds’ Board of Trustees, as required by Rule 38a-1.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor. Forward Management serves as the Investment Advisor to each Fund. Forward Management is a registered investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”), which supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. Gordon P. Getty Special 2005 ReFlow/Forward Management Trust (“ReFlow/Forward Trust”), an entity that invests in other entities in the financial services industry, is the sole owner of Forward Management. ReFlow/Forward Trust is wholly-owned by Gordon P. Getty. ReFlow/Forward Trust was organized as a California Trust on March 1, 2005.

Forward Management has the authority to manage the Funds in accordance with the investment objective, policies and restrictions of the Funds and subject to general supervision of the Trust’s Board of Trustees, but has delegated this authority to sub-advisors for each Fund. It also provides the Funds with ongoing management supervision and policy direction. The twelve portfolios of the Trust are its principal investment advisory clients. Forward Management has managed the Funds since May 1, 2005. Prior to that date, Emerald Mutual Fund Advisers Trust (formerly Emerald Advisers, Inc.) served as the Funds’ investment adviser. Daily investment decisions are made by the sub-advisor to each Fund, whose investment experience is described below.

Forward Management and the Funds have engaged the services of Emerald Mutual Fund Advisers Trust (formerly Emerald Advisers, Inc.) (“Emerald” or the “Sub-Advisor”), 1703 Oregon Pike, Lancaster, Pennsylvania 17601, to manage the assets of the Funds on a day- to-day basis. The Sub-Advisor is a wholly owned subsidiary of Emerald Advisers, Inc., the Funds’ former investment advisor. Emerald was organized as a Delaware statutory trust on March 17, 2005, and is registered with the SEC under the Advisers Act. The Sub-Advisor offers investment management advice and confines its activities to the maintenance, administration and management of intangible investments and activities of regulated investment companies.

Investment Management Agreement. Each Fund pays an investment advisory fee, which is computed daily and paid monthly, at the following annual rates based on the average daily net assets of the respective funds:

Fund	Net Assets	Advisory Fee
Forward Emerald Growth Fund	Up to and including $250 million	0.75%
	In excess of $250 million up to an including $500 million	0.64%
	In excess of $500 million up to and including $750 million	0.55%
	In excess of $750 million	0.45%
Forward Emerald Banking and Finance Fund	Up to and including $100 million	1.00%
	In excess of $100 million	0.90%
Forward Emerald Opportunities Fund	Up to and including $100 million	1.00%
	In excess of $100 million	0.90%

From time to time, the Investment Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of reducing a Fund’s expense ratio and increasing yield to shareholders at the time such amounts are waived or assumed, as the case may be. Each class of shares of the Funds pays its respective pro rata portion of the advisory fees payable by the Funds.

Under the terms of the Investment Management Agreement, the Investment Advisor provides a program of continuous investment management for the Funds with regard to the Funds’ investment of their assets in accordance with the Funds’ investment objectives, policies and limitations. In providing investment management services to each Fund, the Investment Advisor will: (a) make investment decisions for the Funds, including, but not limited to, the selection and management of investment sub-advisors for the Funds, in which case any of the duties of the Investment Advisor under the Investment Management Agreement may be delegated to such investment sub-advisors subject to approval by the Board of Trustees; (b) if investment sub-advisors are appointed with respect to the Funds, monitor and evaluate the performance of the investment sub-advisors under their respective sub-advisory agreements in light of the investment objectives and policies of the respective Fund, and render to the Trustees such periodic and special reports related to such performance monitoring as the Trustees may reasonably request, and analyze and recommend changes in investment sub-advisors as the Investment Advisor may deem appropriate; (c) place orders to purchase and sell investments in the Funds; (d) furnish to the Funds the services of its employees and agents in the management and conduct of the corporate business and affairs of the Funds; (e) if requested, and subject to certain reimbursement provisions of the Investment Management Agreement with respect to the Chief Compliance Officer of the Funds, provide the services of its officers as officers or administrative executives of the Funds (including, but not limited to the Chief Compliance Officer of the Funds) and the services of any Trustees of the Trust who are “interested persons” of the Trust or its affiliates, as that term is defined in the 1940 Act, subject in each case to their individual consent to serve and to applicable legal limitations; and (f) provide office space, secretarial and clerical services and wire and telephone services (not including toll charges, which will be reimbursed by the Funds), and monitor and review Fund contracted services and expenditures pursuant to the distribution plans of the Funds. Under the Investment Management Agreement, the Investment Advisor is also authorized to enter into brokerage transactions, including with brokers affiliated with the Investment Advisor, with respect to each Fund’s portfolio securities, always subject to best execution. The Investment Management Agreement authorizes each Fund to use soft dollars to obtain research reports and services and to use directed brokerage on behalf of the Fund, however the Investment Advisor reviews such transactions on a quarterly basis. The Investment Advisor may also aggregate sales and purchase orders of securities held in a Fund with similar orders being made simultaneously for other accounts managed by the Investment Advisor or with accounts of the Investment Advisor’s affiliates, if in the Investment Advisor’s reasonable judgment such aggregation shall result in an overall economic benefit to the respective Fund.

The Investment Advisor compensates each Sub-Advisor out of the Investment Advisor’s revenues. All fees paid to the Investment Advisor by the Funds are computed and accrued daily and paid monthly based on the net asset value of shares of the respective Funds.

Prior to May 1, 2005, Emerald served as Investment Advisor to the Emerald Growth Fund (currently the Forward Emerald Growth Fund), Emerald Select Banking and Finance Fund (currently the Forward Emerald Banking and Finance Fund) and Emerald Select Technology Fund (currently the Forward Emerald Opportunities Fund) and received payments under an investment advisory agreement. The following tables describe the advisory fees paid by each Fund to Forward Management and Emerald and the fee(s) waived by Forward Management and Emerald for the last three fiscal years:

For the fiscal year ended June 30, 2005, Forward Management received management fees from the Growth Fund totaling $[            ], from the Banking and Finance Fund totaling $[            ], and from the Opportunities Fund totaling $[            ], of which Forward Management waived $[            ], $[            ], and $[            ] of these amounts, respectively. In addition, Forward Management reimbursed the [            ] Fund $[            ] for other expenses in 2005.

For the fiscal years ended June 30, 2005, 2004 and 2003, Emerald, the former investment advisor to the Growth Fund, received management fees from the Fund totaling $[            ], $837,538 and $553,685, respectively. For the fiscal years ended June 30, 2005, 2004 and 2003, Emerald, the former investment advisor to the Banking and Finance Fund, received management fees from Fund, before reimbursement of expenses, totaling $[            ], $1,662,285 and $496,698. For the fiscal years ended June 30, 2005, 2004 and 2003, Emerald, the former investment advisor to the Opportunities Fund, received management fees from the Fund, before reimbursement of expenses, totaling $[            ], $38,575 and $24,124, respectively, of which Emerald waived $[            ], $615 and $24,124 of these amounts in 2005, 2004 and 2003, respectively. In addition, the Emerald reimbursed the Opportunities Fund $26,203 for other expenses in 2003.

Investment Sub-Advisory Agreement. For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisor receives an annual fee from Forward Management at the following annual rates based on the average daily net assets of the respective funds:

Fund	Net Assets	Sub-Advisory Fee
Forward Emerald Growth Fund	Up to and including $250 million	0.40%
	In excess of $250 million up to an including $500 million	0.30%
	In excess of $500 million up to and including $750 million	0.20%
	In excess of $750 million	0.10%
Forward Emerald Banking and Finance Fund	Up to and including $100 million	0.65%
	In excess of $100 million	0.55%
Forward Emerald Opportunities Fund	Up to and including $100 million	0.65%
	In excess of $100 million	0.55%

Emerald Mutual Fund Advisers Trust. Emerald, a registered investment adviser under the Advisers Act, currently serves as the sub-adviser to each of the Funds pursuant to the Sub-Advisory Agreement. Emerald was organized as a Delaware statutory trust on March 17, 2005. Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania 17601. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment adviser to the Funds, which is located at the same address as that of Emerald. As of April 29, 2005, Emerald had approximately $426 million in assets under management. Emerald offers investment management advice and confines its activities to the maintenance, administration and management of intangible investments and activities of regulated investment companies.

For the services provided pursuant to the Sub-Advisory Agreement with Forward Management, the Sub-Advisor receives an annual fee from Forward Management at the following annual rates based on the average daily net assets of the respective funds:

Fund	Net Assets	Sub-Advisory Fee
Forward Emerald Growth Fund	Up to and including $250 million	0.40%
	In excess of $250 million up to an including $500 million	0.30%
	In excess of $500 million up to and including $750 million	0.20%
	In excess of $750 million	0.10%
Forward Emerald Banking and Finance Fund	Up to and including $100 million	0.65%
	In excess of $100 million	0.55%
Forward Emerald Opportunities Fund	Up to and including $100 million	0.65%
	In excess of $100 million	0.55%

For the fiscal years ended June 30, 2004, 2003 and 2002, Emerald, the former investment adviser to the Growth Fund, received management fees from the Growth Fund totaling $837,538, $553,685, and $723,562, respectively. For the fiscal years ended June 30, 2004, 2003 and 2002, Emerald, the former investment adviser to the Banking and Finance Fund, received management fees from the Banking and Finance Fund, before reimbursement of expenses, totaling $1,662,285, $496,698, and $223,426. For the fiscal years ended June 30, 2004, 2003 and 2002, Emerald, the former investment adviser to the Technology Fund, received management fees from the Technology Fund, before reimbursement of expenses, totaling $38,575, $24,124, and $53,952, respectively, of which Emerald waived $615,

$24,124, and $53,952 of these amounts in 2004, 2003 and 2002, respectively. In addition, the Emerald reimbursed the Technology Fund $26,203 and $40,984 for other expenses in 2003 and 2002.

Under the terms of the Sub-Advisory Agreement, Forward has appointed Emerald to (i) provide a program of continuous investment management for each of the Funds, (ii) make each Funds’ investment decisions, and (iii) place orders to buy and sell securities for each Fund in accordance with the Funds’ investment objectives, policies and limitations.

Approval of Investment Advisory Agreements

The Trust has retained the Investment Advisor to manage the assets of the Funds pursuant to an Investment Management Agreement dated May 1, 2005. The Trust and the Investment Advisor have agreed to retain Emerald as the Sub-Adviser of the Funds to manage the day-to-day investment activities of the Funds pursuant to an Investment Sub-Advisory Agreement dated May 1, 2005 (the “Sub-Advisory Agreement”). The Investment Management Agreement and the Sub-Advisory Agreement (together the “Advisory Agreements”) were approved by the Board of Trustees of the Predecessor Trust (each Trustee a “Predecessor Trustee,” and collectively, the “Predecessor Board”) on February 18, 2005 and by shareholders of each of the Funds on April 15, 2005.

The Predecessor Trustees considered the following matters, among others, but did not identify any single matter or factor as all-important or controlling in approving the Advisory Agreements: (i) the nature and quality of the services to be provided by Forward Management; (ii) the fees and expenses of the Funds and that there would be no increase in the management fee paid by the Funds as a result of the engagement of Forward Management as adviser and Emerald as sub-adviser; (iii) the experience and qualification of Forward Management personnel providing services; (iv) the financial strength and resources of Forward Management and its commitment to asset management growth; (v) the difficulty of projecting Forward Management’s cost of providing the services under the Investment Management Agreement and the profitability of Forward Management’s services; (vi) whether the advisory fees payable to Forward Management are fair and reasonable in light of the services expected to be provided; (vii) the impact on the Funds’ annual operating expense ratios, which would be capped at the current percentage levels disclosed in the prospectus for a period of two years in connection with the approval of Forward Management as the investment adviser to the Funds; (viii) Forward Management’s code of ethics and whether such code was consistent with Rule 17j-1 under the 1940 Act and with the code of ethics of the Trust; (ix) the differences in compensation of portfolio managers for managing the Funds and other Funds managed by Forward Management and how these differences, if any, may impact management of the Funds; and (x) the compliance history, reputation, qualifications and background of Forward Management as well as its chief compliance officer.

The Predecessor Board, including a majority of the Independent Predecessor Trustees voted to recommend the Investment Management Agreement to the respective Fund’s shareholders for their approval, based on the following:

•	Forward Management and the Funds would retain Emerald to act as sub-adviser to the Funds. Emerald would continue to manage each of the Emerald Growth Fund and the Emerald Banking and Finance Fund on a day-to-day basis with same portfolio manager(s) currently managing those Funds. The Emerald Technology Fund would be managed on a day-to-day basis by Joseph Besecker, a founder of Emerald Asset Management, the ultimate parent company of Emerald.

•	The management fee rate under the Advisory Agreements (i.e., the Management Agreement and Sub-Advisory Agreement) with respect to each of the Funds will be identical to the management fee rate currently paid by the Funds under the Current Agreements, which were reviewed and approved by the Predecessor Board in December 2004, and the total fee paid is appropriate and not excessive, and would be sufficient to allow Forward Management to provide an appropriate level of services to the Funds.

•	Its belief that the Funds will benefit from Forward Management’s experience and resources in managing a fund family with assets under management as of January 2005 of approximately $450 million.

•	The Predecessor Board was satisfied with Forward Management’s expected contribution to the overall management of the Funds as adviser and determined that this fee to be paid by the Funds to Forward Management was consistent with industry standards and the comparable funds’ fees considered, sufficient to sustain Forward Management’s delivery of the expected advisory services.

•	Forward Management’s commitment to maintain the fee caps on the Funds for a period of two years.

•	The fees to be paid by the Funds pursuant to their distribution plans will not exceed the existing distribution and shareholder servicing fee currently paid by the Funds.

•	The ability of the Funds’ shareholders to exchange shares for other funds in the Forward Funds family after such time as the existing Forward Management Funds are reorganized into the Delaware Trust.

•	Forward Management’s agreement to comply with the terms of Section 15(f) of the 1940 Act, so that there will be no “unfair burden” (as defined in the 1940 Act and discussed below) placed upon the Funds.

•	The fees to be paid to Emerald were commensurate with each respective Fund’s peers and that they are appropriate and not excessive.

•	Forward Management’s demonstrated potential for increasing the size of funds due to the resources that Forward Management has devoted to the distribution of its current family of mutual funds and the marketing relationships it has established, along with the complementary distribution strengths of Emerald, including leveraging their East Coast and West Coast positions. The Predecessor Board’s belief that over the long-term, if this potential for a larger asset base is realized, it could reduce each Fund’s per share operating expenses and increase the portfolio management options available to each Fund.

•	The engagement of Forward Management would not to impact the expenses or fees to be charged to the Funds and that given the respective services to be provided by Emerald and Forward Management, the proposed sub-advisory and advisory fees were not excessive individually or in the aggregate, and were appropriate, individually and in the aggregate to compensate Emerald and Forward Management for the services to be provided at the level that the Predecessor Board has come to expect.

In determining whether or not it was appropriate to approve the Sub-Advisory Agreement with Emerald and to recommend approval to shareholders, the Predecessor Trustees considered, among other things, information about: (i) Emerald and its personnel with responsibilities for providing services to the Funds; (ii) the differences in compensation of portfolio managers for managing the Funds and Emerald’s other clients and how these differences, if any, may impact management of the Funds; (iii) the terms of the Sub-Advisory Agreement; (iv) the scope, nature and quality of the services that Emerald has historically provided to the Funds; (v) the historical investment performance of the Funds over various periods on both an absolute basis and within certain categories of mutual funds compiled by third parties; and (vi) the sub-advisory fee rates payable to Emerald. The Predecessor Trustees also took into consideration its deliberations at its December meeting at which it approved the Current Agreements and its ongoing meetings during the course of the prior year with the relevant investment personnel from Emerald. The Predecessor Trustees noted that they were satisfied with the investment advisory services historically provided by Emerald to the Fund.

The Predecessor Board, including a majority of the Independent Predecessor Trustees concluded that Sub-Advisory Agreement was in the best interests of each Fund and its shareholders, and voted to recommend the Sub-Advisory Agreement to the respective Fund’s shareholders for their approval, based on the following:

•	Emerald’s depth and strength in research and the quality of the portfolio management team and its commitment to maintain the same.

•	The Predecessor Board’s belief the total fee paid is appropriate and not excessive, and would be sufficient to allow Emerald to provide an appropriate level of services to the Funds, and the Predecessor Board’s belief that the fee to be paid to Emerald as sub-adviser is not excessive and is sufficient to sustain Emerald’s current level of investment management services to the Funds.

•	The Predecessor Board’s determination that based on the data presented, the profitability of the sub-advisory business of Emerald is expected to increase as a separate business line, allowing for significant reinvestment by Emerald in its advisory business.

The Independent Predecessor Trustees received advice from their independent legal counsel regarding their duties in approving investment advisory contracts. Based on the Predecessor Trustees’ deliberations and their evaluation of the information described above, the Predecessor Trustees, including all of the Independent Predecessor Trustees, unanimously approved the Sub-Advisory Agreement and concluded that the compensation under the Sub-Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Predecessor Trustees considered to be relevant in the exercise of their reasonable business judgment.

Additional information regarding the Advisory Agreements and the fees paid to the Funds’ investment adviser and sub-adviser may be found below under the heading of “Investment Advisory and Other Service Providers.”

Each Investment Management or Sub-Advisory Agreement will automatically continue for successive annual periods as long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a “majority” (as defined in the 1940 Act) of the respective Fund’s outstanding shares, as applicable, voting as a single class; provided that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”) by vote cast in person at a meeting called for the purpose of voting on such approval. Each such Agreement is terminable without penalty with not less than 60 days’ notice by the Board of Trustees or by a vote of the holders of a majority of the Fund’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by such Sub-Advisor. Each Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

As described in the Prospectus, the Investment Advisor has agreed to limit through April 30, 2007 the total annual expenses of the Class A shares and Class C shares of the Funds as follows:

Fund	Class	Expense Limit
Forward Emerald Growth Fund	A	2.25%
	C	2.90%

Forward Emerald Banking and Finance Fund	A	2.35%
	C	3.00%

Forward Emerald Opportunities Fund	A	2.90%
	C	3.40%

Pursuant to these agreements, each Fund will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Investment Advisor, provided that any such reimbursements made by a Fund to the Investment Advisor will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the date on which the expense was incurred.

There is no assurance that these expense limitations will be continued beyond April 30, 2007.

Portfolio Managers.

Kenneth G. Mertz II, CFA, President of Emerald, the Sub-Advisor to the Funds, is primarily responsible for the day-to-day management of the Forward Emerald Banking and Finance Fund. He has managed the Forward Emerald Banking and Finance Fund since its inception date and he managed the Forward Emerald Opportunities Fund (formerly the Forward Emerald Technology Fund) from its inception date until May 1, 2005. Before managing the Funds, Mr. Mertz was the Chief Investment Officer to the $12 billion Pennsylvania State Employees’ Retirement System.

Joseph E. Besecker, Chairman, President and CEO of Emerald Asset Management, Inc., the ultimate parent company of Emerald, is primarily responsible for the day-to-day management of the Forward Emerald Opportunities

Fund. In 1991, Mr. Besecker founded Emerald Advisers, Inc., a federally registered investment advisor and former investment advisor to the Funds. He has over nineteen years experience in the money management business, starting his career as an investment professional with Merrill Lynch and E.F. Hutton.

Mr. Mertz and Stacey L. Sears are primarily responsible for the day-to-day management of the Forward Emerald Growth Fund. Mr. Mertz has managed the Growth Fund since its inception on October 1, 1992. Ms. Sears, Senior Vice President of Emerald Advisers, Inc. and Vice President of Emerald, has managed the Forward Emerald Growth Fund since January, 2002. Ms. Sears was employed by the Sub-Advisor’s parent company from 1992 to 2001, holding a variety of positions including investment analyst. She became an assistant portfolio manager to Mr. Mertz in 2001.

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Mertz and Besecker and Ms. Sears managed as of August 31, 2005:

Kenneth G. Mertz II

Type of Account	Number of Accounts Managed		Total Assets Managed			Number of Accounts Managed for which Advisory Fee is Performance-Based		Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]

Joseph E. Besecker

Type of Account	Number of Accounts Managed		Total Assets Managed			Number of Accounts Managed for which Advisory Fee is Performance-Based		Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]

Stacey L. Sears

Type of Account	Number of Accounts Managed		Total Assets Managed			Number of Accounts Managed for which Advisory Fee is Performance-Based		Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]

Potential Conflicts Of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities.

Emerald has adopted the following policies regarding the allocation and aggregation of securities transactions among client accounts:

Aggregation Policy. Aggregations of trades can produce meaningful cost savings to clients. Emerald’s policy is constructed to meet the requirements of the U.S. Securities and Exchange Commission. Specifically, Emerald’s policy is designed to address these issues:

1.	Duty of Disclosure: Emerald will disclose fully to its clients the arrangements for aggregation of securities transactions.

2.	Duty to Act Only in the Clients’ Best Interests: The aggregation of client transactions will be done only after client consent, consistent with each such client’s best interests.

3.	Duty to Treat Each Client Fairly: Securities transactions will be done on a pro rata basis at the average share price, consistent with the specific conditions discussed below.

4.	Duty to Seek Best Execution: Emerald recognizes its duty to aggregate and allocate securities transactions in a manner that ensures best execution. This is discussed more fully below.

Aggregation Procedures. Emerald will endeavor to bunch trades for clients in order to effect best execution at the lowest cost (commissions and spread) and to avoid disparities in execution prices for accounts that are managed similarly. The following bunching and trade aggregation procedures are designed to treat all client accounts equally. All client accounts with like mandates will participate in bunched trades, average pricing and pro rata execution. Emerald will allocate trades internally prior to any bunched trades based on the requirements of the various groups of accounts as determined by the firm’s portfolio managers (see “Block Trading” below).

Emerald manages certain accounts pursuant to differing client mandates. With respect to certain funds, Emerald has full discretion with respect to the funds’ investments and execution of portfolio transactions. For certain client accounts, specific brokerage firms have been designated, which prevents bunching trades with other accounts. These accounts would also prevent new or secondary issuance of stocks being equally divided across these types of accounts. Certain accounts may have directed investment policies and/or restrictions. These accounts may have different investment objectives and strategies, and therefore might invest in different individual stocks from other types of accounts and may have different sector allocations percentages, which would affect how Emerald allocates aggregated trades for such accounts. Certain funds with daily cash flows differences (usually mutual funds) would have different trading activity dictated by internal cash flows (or withdrawals), the timing and tax consequences of which require that trades be made in different percentages for each share.

Because of these differences in policies and strategies of the various accounts Emerald manages, Emerald’s portfolio managers will aggregate the number of shares determined to be desired for each account type and maintain a dated and time stamped record of this pre-trade allocation. Each account will then average price pro-rata to the shares actually executed. If a client uses a particular directed broker-dealer, Emerald will execute these trades separately, which trades may be executed at prices different than the bunched trades due to number of share differences, use of DOT system, movement and volatility of stock trading, etc. While these differences may be noticeable on a trade-by-trade basis, they should balance out over time (see “Block Trading” Procedures below).

The intention of this policy is that Emerald must make a trade allocation before the results of the actual trade have been determined. This policy will assure that the allocation cannot be affected by the results of the trade.

Block Trading. Emerald also has established Block Trading Procedures to ensure that no advisory or sub-advisory client account or group of client accounts, either public or private nor corporate or individual, will receive preferential trading execution pursuant to federal and state regulations.

COMPENSATION

Emerald’s portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary. Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus. A significant portion of portfolio manager compensation takes the form of a quarterly incentive bonus tied to performance. Bonus payments are determined by a combination of factors, including investment performance calculated as the average of all investment mandates for which the portfolio manager has responsibility compared against such mandates’ respective indices, non-qualitative items relating to the portfolio manager’s fulfillment of his or her obligations and duties to each investment mandate as determined by senior management, and control of expenses by the portfolio manager taking into account income and gains of the investment mandates for which the portfolio manager has responsibility. Finally, the overall performance of Emerald Asset Management, Inc., the ultimate parent company of Emerald, is considered in determining any portfolio manager bonus.

Deferred Compensation Plans. Portfolio managers are eligible to participate in a 401k plan which provides matching contributions and profit sharing on a discretionary basis.

The below table sets forth the ownership by each portfolio manager who is responsible for the day-to-day management of each Fund’s portfolio, and the aggregate ownership by each such portfolio manager of shares of the Forward Funds.

Information As Of [            ], 2005

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
Stacey L. Sears	Forward Emerald Growth Fund	[ ]	[ ]
Kenneth G. Mertz II	Forward Emerald Banking and Finance Fund Forward Emerald Growth Fund	[ ] [ ]	[ ]
Joseph E. Besecker	Forward Emerald Opportunities Fund	[ ]	[ ]

*	Key to Dollar Ranges

A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	$100,000 - $500,000
F.	$500,000 - $1,000,000
G.	Over $1,000,000

Distributor. Shares of the Funds are distributed pursuant to a Distribution Agreement, dated as of [            ], 2005 (the “Distribution Agreement”), between the Trust and ALPS Distributors Inc. (the “Distributor”), located at 1625 Broadway, Suite 2200, Denver, CO 80202. The Distribution Agreement requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. The Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Codes of Ethics. The Trust, the Investment Advisor, the Sub-Advisor and the Distributor have adopted Codes of Ethics governing personal trading activities of all of their trustees, directors and officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale. The Codes of Ethics permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds.

The Investment Advisor’s and Sub-Advisor’s Codes of Ethics are designed to address and avoid potential conflicts of interest relating to personal trading and related activities. The Codes of Ethics instruct the Investment Advisor and Sub-Advisor to always place the interests of shareholders first, ensure that all personal securities transactions are conducted consistent with the Code and in such a manner to avoid any actual or potential conflicts of interest or abuse; and prohibits investment company personnel from taking inappropriate advantage of their positions.

The Investment Advisor’s and Sub-Advisor’s Codes of Ethics each prohibit personal trading in certain securities by access persons unless they have received written authorization from the respective Advisor or Sub-Advisor. Each Code of Ethics lists situations in which transactions are exempt and thus covered persons may engage in exempted transactions without following the procedures set forth in the Code of Ethics. Access persons are required to make initial and annual reports of their securities holdings and to file quarterly securities transaction report with the Investment Advisor or Sub-Advisor even if no securities transactions occurred and no new securities accounts were opened during the relevant quarter. Each employee is required to certify that he or she has read, understands and has complied with the Code of Ethics.

The Distributor’s Code of Ethics is designed to clearly state, and inform its access persons about, prohibited activities in which employees may not engage. The Distributor’s Code of Ethics prohibits its access persons from purchasing or selling securities based upon any material nonpublic information to which they have access solely as a result of their employment with the Distributor, and prohibits informing others, who may act on such information, about material nonpublic information about the Distributor or one of its clients.

The Codes of Ethics of the Trust, the Investment Advisor and the Sub-Advisors are on public file with and available from the SEC.

Proxy Voting Policies and Procedures

It is the Funds’ policy that proxies received by the Funds are voted in the best interest of the Funds’ shareholders.

The Board of Trustees has adopted Proxy Voting Policies and Procedures for the Forward Emerald Growth Fund, the Forward Emerald Banking and Finance Fund and the Forward Emerald Opportunities Fund that delegate all responsibility for voting proxies received relating to the Funds’ securities to the Investment Advisor. The Investment Advisor has, in turn, delegated proxy voting authority to the Sub-Advisor retained to provide day-to-day portfolio management for those portfolios. The Board of Trustees will periodically review and approve the Investment Advisor’s and Sub-Advisor’s proxy voting policies and procedures and any amendments.

Sub-Advisor Proxy Voting Guidelines

In instances in which the Sub-Advisor may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies, the Board will be advised of the conflict and, if appropriate, approve any proposal to vote fund shares made by the Sub-Advisor. The voting policies set forth below apply to all proxies the Sub-Advisor is entitled to vote. It is the Sub-Advisor’s policy to vote all such proxies. Through the proxy voting process, the Sub-Advisor seeks to select proper directors and ensure that these directors have properly supervised management, and resolve issues of natural conflict between shareholders and managers, including but not limited to issues concerning appropriate compensation, corporate expansion, dividend policies, free cash flow, various restrictive corporate governance and control issues, and preserving integrity.

In voting proxies, the Sub-Advisor considers those factors, which would affect the value of the investment and votes in the manner which, in its view, will best serve the economic interest of the Funds’ shareholders. Consistent with this objective, the Sub-Advisor exercises its vote in an activist pro-shareholder manner in accordance with the following policies.

Board Of Director Issues

Boards of Directors. The Sub-Advisor will generally vote in favor of resolutions: requiring a majority of outside directors; requiring audit, compensation and nominating committees be comprised exclusively of outside directors; and creating shareholder advisory committees. Selection of Accountants. The Sub-Advisor will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years. Incentive Stock Plans. The Sub-Advisor will generally vote against all excessive compensation and incentive stock plans which are not performance related.

Corporate restructuring plans or company name changes, The Sub-Advisor will generally evaluate proposals regarding corporate restructuring or company name changes on a case-by-case basis. Annual Meeting Location. This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. The Sub-Advisor normally votes with management, except in those cases where management seeks a location to avoid their shareholders. Preemptive Rights. This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. The Sub-Advisor generally does not feel that preemptive rights would add value to shareholders and, therefore, it would vote against such shareholder proposals. Mergers and/or Acquisitions. Each merger and/or acquisition has numerous ramifications for long term shareholder value. After in-depth valuation, the Sub-Advisor will vote its shares on a case-by-case basis.

Corporate Governance Issues

These issues include those areas where voting with management may not be in the best interest of the institutional investor. Generally, these proposals will be examined on a case-by-case basis.

Provisions Restricting Shareholder Rights

These provisions would hamper shareholders’ ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ rights to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. The Sub-Advisor will vote against management proposals to implement such restrictions and vote for shareholder proposals to eliminate them.

Anti-Shareholder Measures

These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.

1. Classification of the Board of Directors: A classified board is one in which directors are not elected in the same year rather their terms of office is staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. The Sub-Advisor will vote against proposals to classify the board and support proposals (usually shareholder initiated) to implement annual elections of the board.

2. Shareholder Rights Plans (Poison Pills): Anti-acquisition proposals of this sort comes in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. The Sub-Advisor will vote against proposals to adopt Shareholder Rights Plans, and vote for shareholder proposals eliminating such plans.

3. Unequal Voting Rights: A takeover defense, also known as superstock, which gives holders disproportionate voting rights. The Sub-Advisor adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. The Sub-Advisor will vote against proposals creating different classes of stock with unequal voting privileges.

4. Supermajority Clauses: These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. The Sub-Advisor will vote against

5. Fair Price Provisions: These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. The Sub-Advisor will vote against management proposals to implement fair price provisions and vote for shareholder proposals to eliminate them. Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve shareholders’ interests.

6. Increases in authorized shares and/or creation of new classes of common and preferred stock: The Sub-Advisor will support management in connection with a resolution to increase the number of authorized shares if management has a stated purpose for the increase. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company. Therefore, the Sub-Advisor, on a case-by-case basis, will vote against management if it attempts to increase the amount of shares that it is authorized to issue if the intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares. In connection with creating new classes of stock, managements have proposed authorizing shares of new classes of stock, usually preferreds, in order that the board is able to issue them at its discretion. The board may also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders. Therefore, the Sub-Advisor would vote against management in allowing the board the discretion to issue any type of “blank check” stock without shareholder approval.

7. Directors and Management Liability and Indemnification. These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action. The Sub-Advisor will, on a case-by-case basis, vote against attempts by management to eliminate directors and management liability for breaches of their Duty of Care.

8. Compensation Plans (Incentive Plans). Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type. On a case-by-case basis, the Sub-Advisor will vote against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.

9. Greenmail. The Sub-Advisor will vote for any shareholder resolution that would eliminate the possibility of the payment of greenmail.

10. Cumulative Voting. Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected. Cumulative voting tends to serve special interests and not those of shareholders, therefore, the Sub-Advisor will vote against any proposals establishing cumulative voting and for any proposal to eliminate it.

11. Proposals Designed to Discourage Mergers & Acquisitions In Advance. These provisions direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholders. Directors should not allow other considerations to dilute or deviate from the interests of shareholders. The Sub-Advisor will vote against proposals that would discourage the most productive use of corporate assets in advance.

12. Confidential Voting. A company that does not have a secret ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how its proposals are being accepted. If a proposal is not going its way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in a normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. The Sub-Advisor will vote for proposals to establish secret ballot voting.

13. Disclosure. The Sub-Advisor will vote against proposals that would require any kind of unnecessary disclosure of business records. The Sub-Advisor will vote for proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.

14. Changing the State of Incorporation. If management sets forth a proposal to change the state of incorporation, the reason for the change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures.

Many companies view the re-domestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights. The Sub-Advisor, on a case-by-case basis, will vote against proposals changing the state of incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.

15. Equal Access to Proxy Statements. The Sub-Advisor supports stockholders rights to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. The Sub-Advisor will support any proposal calling for equal access to proxy statements.

16. Abstention Votes. The Sub-Advisor supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. The Sub-Advisor will support any proposal to change a company’s by-laws or articles of incorporation to reflect this view of accounting for abstention votes.

Other Issues

On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as: human rights, nuclear issues, defense issues, and social responsibility, the Sub-Advisor, in general, will support the position of management. Exceptions to this policy include:

South Africa. The Sub-Advisor will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.

Northern Ireland. The Sub-Advisor will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.

Funds’ Proxy Voting Records

Information on how the Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund and Forward Emerald Opportunities Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available: (1) without charge, upon request, by calling (800) 999-6809; and (2) filed on Form N-PX on the Securities and Exchange Commission’s website at http://www.sec.gov.

Administrative Services and Transfer Agent

ALPS Mutual Funds Services, Inc. (hereinafter “AMFS,” “Administrator” and “Transfer Agent”), whose principal business address is 1625 Broadway, Suite 2200, Denver, CO 80202, acts as the Funds’ administrator and transfer agent. As Administrator, AMFS performs corporate secretarial, treasury and blue sky services and acts as fund accounting agent for the Funds. For its services as Administrator, the Funds pay AMFS a monthly fee based on the average net assets of each Fund. AMFS receives [fee information to be provided]. The Administration Agreement between the Funds and AMFS has an initial term of three years and will renew automatically for successive one-year terms. Pursuant to a Transfer Agency and Services Agreement, AMFS also acts as transfer agent and dividend disbursing agent for the Funds. The Transfer Agency and Services Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to AMFS at P.O. Box 1345, Denver, CO 80201.

Prior to September 9. 2005, CITCO Mutual Fund Services, Inc. (“Citco”) served as the administrator and transfer agent for the Funds. For the fiscal years ended June 30, 2005, 2004, and 2003, Citco received fees totaling $[            ], $766,475, and $317,655, respectively from the Funds for performing these services.

Other Service Providers

Each Fund pays all expenses not assumed by the Investment Advisor, the Sub-Advisors or the Administrator. Expenses paid by the Funds include, but are not limited to: custodian, stock transfer and dividend disbursing fees and accounting and recordkeeping expenses; Rule 12b-1 fees and shareholder service fees pursuant to Distribution Plans; costs of designing, printing and mailing reports, prospectuses, proxy statements and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal and state registration and qualification expenses); legal and auditing fees and expenses; compensation, fees and expenses paid to Trustees who are not interested persons of the Trust; association dues; and costs of stationery and forms prepared exclusively for the Funds. The Fund may also compensate the Investment Advisor for the time of officers or employees of the Investment Advisor who serve as Chief Compliance Officer or in other compliance capacities for the Fund.

Shareholder Distribution Plans

Distribution Plans. The Funds have adopted Distribution Services Agreements pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A shares and a Rule 12b-1 Distribution Plan with respect to the Class C shares (“Distribution Plans”). The purpose of the Distribution Plans is to permit the Funds to compensate the Distributor, banks, brokers, dealers, administrators and other financial intermediaries for services provided and expenses incurred by it in promoting the sale of shares of the Fund or maintaining or improving services provided to Class A and Class C shareholders. By promoting the sale of shares and maintaining or improving services to shareholders, the Distribution Plans should help provide a continuous cash flow, affording the Investment Advisor and Sub-Advisor the ability to purchase and redeem securities without forcing the Investment Advisor and Sub-Advisor to make unwanted sales of existing portfolio securities.

The Growth Fund and Banking and Finance Fund will each reimburse the Distributor at an annual rate up to 0.35% and the Opportunities Fund will reimburse the distributor at an annual rate up to 0.50% of the average net assets attributable to the Class A shares of each respective Fund. Each Fund will reimburse the Distributor at an annual rate up to 1.00%, payable monthly, of which, 0.25% is a shareholder service fee and 0.75% is for distribution-related expenses, of the average daily net assets attributable to the Class C shares of each of the Funds. Expenses acceptable for reimbursement under the Plans include compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the shares of the Funds, the printing of prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a pro-rated portion of the Distributor’s expenses attributable to the specific Class of shares related to implementing and operating the Plans. The Investment Advisor is responsible for paying the Distributor for any unreimbursed distribution expenses. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The shareholder servicing fee of 0.25% per annum of the Class C’s average daily net assets is used by the Distributor to pay dealers or others for, among other things, furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; arranging for bank wires; monitoring dividend payments from each Fund on behalf of customers; forwarding certain shareholder communications from the Funds to customers; receiving and answering correspondence; and aiding in maintaining the investment of their respective customers in the Class. Broker-dealers or others may not be eligible to receive such payments until after the twelfth month following a shareholder purchase in the Class C shares of a particular Fund.

Consistent with the Plans, the distribution fees for Class C and Class A shares are asset-based sales charges, and the Distributor uses it to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Class C or Class A shareholders for providing distribution assistance for sales of Class C or Class A Fund shares.

Administration of the Distribution Plans is governed by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receives and review, at least quarterly, reports concerning the nature and qualification of expenses which are made. Continuance of the Plan is subject to annual approval by a vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect interest in the Plan or related arrangements (these Trustees are known as “Disinterested Trustees”), cast in person at a meeting called for that purpose. All material amendments to the Plan must be likewise approved by separate votes of the Trustees and the Disinterested Trustees. The Plan may not be amended in order to increase materially the costs which the Fund bears for distribution pursuant to the Distribution Plans without also being approved by a majority of the outstanding voting securities of a Fund. Any agreement pursuant to a Distribution Plan terminates automatically in the event of its assignment, and the Distribution Plans and any agreement pursuant to the Plans may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of a Fund, or (ii) the Disinterested Trustees.

With respect to shareholder accounts not represented by a financial intermediary, the Distributor pays service fees and asset-based sales charges, to the extent applicable, generated by those accounts under the Plans to either the Investment Advisor or certain officers of the Investment Advisor who are also registered representatives of the Distributor. In certain instances, these fees are paid to officers of the Investment Advisor where there is a customer relationship and account maintenance and other customer services are provided. The remaining fees are paid to the Investment Advisor to recoup marketing expenses incurred by the Investment Advisor on behalf of the Funds. For administrative reasons, the Distributor may enter into agreements with certain dealers providing for the calculation of “average net asset value” on the basis of assets of the accounts of the dealer’s customers on an established day in each quarter. The Distributor may suspend or modify these payments at any time. Payments are subject to the continuation of the Plans described above and the terms of service agreements between dealers and the Distributor.

The Funds participate from time to time in joint distribution activities. Fees paid under the Plan may be used to finance the distribution of one or more of the Forward Funds, and the expenses will be allocated on the relative net asset size of the Funds.

For the fiscal years ended June 30, 2005, 2004 and 2003, CITCO Mutual Fund Distributors, Inc. (“CMFD”), the Funds’ prior distributor, received, in gross, $[            ], $226,830 and $71,175, respectively. These fees include the amounts paid by CMFD for some or all of the dealer concessions paid to third parties for distribution and selling related services. CMFD may from time to time have allowed broker-dealers selling shares of the Funds to retain 100% of the sales charge. In such cases, the broker-dealer may have been deemed an “underwriter” under the Securities Act of 1933, as amended. For the fiscal year ended June 30, 2003, Rafferty Capital Markets, LLC, the Funds’ prior distributor, received $12,170.

For the fiscal year ended June 30, 2005, the following amounts were paid under the Distribution Plans:

	Forward Emerald Growth Fund			Forward Emerald Banking and Finance Fund			Forward Emerald Opportunities Fund
Advertising	$	[	]	$	[	]	$	[	]
Printing and Mailing of Prospectuses to other than current shareholders	$	[	]	$	[	]	$	[	]
Compensation to underwriters	$	[	]	$	[	]	$	[	]
Compensation to broker-dealers	$	[	]	$	[	]	$	[	]
Compensation to sales personnel	$	[	]	$	[	]	$	[	]
Interest, carrying, or other finance charges	$	[	]	$	[	]	$	[	]

Unreimbursed expenses, which will carry forward, totaled $[            ], or [        ]%, of the Trust’s net assets on June 30, 2005.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each of the Funds is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund. Non-fundamental policies of each Fund may be changed by the Trust’s Trustees without a vote of the holders of a majority of the outstanding shares of a Fund. There can be no assurance that the investment objective of any Fund will be achieved.

The Growth Fund’s objective is to seek long-term growth through capital appreciation. The Fund seeks to achieve this goal mainly by investing in a diversified portfolio of equity securities.

The Banking and Finance Fund’s objective is to seek long-term growth through capital appreciation. Income is a secondary objective. To pursue its objectives, the Fund will, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in a diversified portfolio of equity securities of companies principally engaged in the banking and financial services industries. While the Fund can invest in companies of varying sizes, it will usually emphasize smaller companies: those with a market capitalization of less than $1.5 billion. The investment policy of the Forward Emerald Banking and Finance Fund, relating to the type of investments in which 80% of the Fund’s net assets must be invested in the particular type of investment suggested by its name, may be changed by the Board of Trustees without shareholder approval. However, to the extent required by the SEC regulations, shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC.

The Opportunities Fund’s investment objective is to seek capital appreciation. To pursue its objective, the Opportunities Fund will invest principally in equity securities of companies that are believed to be poised for significant growth, including companies of varying sizes in a wide range of industries. Under normal conditions, the Fund will invest at a minimum 25% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector.

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of each Fund that may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A majority of a Fund’s outstanding voting securities means the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. As a matter of fundamental policy:

The Growth Fund may not:

1.	Invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2.	Invest more than 15% of total assets in one industry.

3.	Invest in, write, or sell put or call options, straddles, spreads or combinations thereof.

4.	Make short sales.

5.	Borrow money, except from a bank. Such borrowing shall be permitted for temporary or emergency purposes only (to facilitate the meeting of redemption requests), and not for investment purposes. Such borrowing cannot exceed fifteen percent (15%) of the Fund’s current total assets, and will be repaid before any additional investments are purchased. The Fund will not purchase securities when borrowing exceeds 5% of total assets.

6.	Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (5) above, and then only pledge securities not exceeding ten percent (10%) of the Fund’s total assets (at current value).

7.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

The Banking and Finance Fund may not:

1.	Invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2.	Invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in the banking industry and not less than 25% of its total assets in securities of companies principally engaged in the financial services industry. 3. Borrow money, except from a bank or for purposes of purchasing securities on margin; such borrowing will be limited to no more than 5% of net assets.

The Opportunities Fund may not:

1.	Invest more than 25% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government), nor, with respect to at least 50% of its total assets, invest more than 5% of the value of such assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government), except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

2.	Invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in any of the industries that comprise the technology sector. Such industries include the aerospace and defense, biotechnology, computers, office and business equipment, semiconductors, software, telecommunications, and telecommunications equipment industries.

3.	Issue or sell senior securities, except that the Fund may engage in options, futures and/or short-selling strategies provided the Fund either (i) sets aside liquid, unencumbered, daily marked-to-market assets in a segregated account with its custodian in amounts as prescribed by pertinent SEC guidelines, or (ii) holds securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities or other options or futures contracts used for cover will not be sold or closed out while such strategies are outstanding, unless they are replaced with similar assets.

4.	Borrow money, except from a bank or for purposes of purchasing securities on margin; such borrowing will be limited to no more than 5% of net assets.

In addition, the Funds may not:

1.	Issue or sell senior securities, except that the Opportunities Fund may invest in certain types of senior securities as noted in paragraph (3) directly above;

2.	Purchase or sell commodities, commodity contracts or futures contracts;

3.	Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

4.	Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate that are issued or backed by the United States Government, its agencies or instrumentalities;

5.	Purchase or hold the securities of any issuer if the officers or directors of the Fund, its Advisor or its Sub-Advisor (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities;

6.	Acquire more than 10% of the voting securities of any issuer; or make investments for the purpose of gaining control of a company’s management;

7.	Invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets). The Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company. When investing in a money market mutual fund, the Fund will incur duplicate fees and expenses; or

8.	Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value).

The aforementioned investment limitations are considered at the time the investment securities are purchased.

Other Investment Policies

In addition to the fundamental investment restrictions listed above, the Funds have also adopted the following non-fundamental investment policies. These policies may be changed by the Funds’ Board of Trustees without shareholder approval.

The Growth Fund:

1.	Will not buy or sell oil, gas or other mineral leases, rights or royalty contracts;

2.	Will not invest in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);

3.	Will not invest in warrants (a warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period); and

4.	Will not invest more than 5% of its total assets (at current value) in securities of companies, including predecessor companies or controlling persons, having a record of less than three years of continuous operation.

The Banking and Finance Fund:

1.	Will not invest more than 15% of its total assets (at current value) in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);

2.	May engage in options strategies with respect to less than 5% of the Fund’s net assets, in which the Fund will either: (i) set aside liquid, unencumbered, daily marked-to-market assets in a segregated account with the Fund’s custodian in the prescribed amount; or (ii) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets;

3.	May not write put or call options having aggregate exercise prices equal to or greater than 5% of the Fund’s net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options;

4.	May make short sales in total amounts that equal less than 5% of the Fund’s net assets.

The Opportunities Fund:

1.	Will not invest more than 15% of net assets in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);

2.	May not write options (whether on securities or securities indexes) or initiate further short-sale positions if aggregate exercise prices of previously written outstanding options, together with the value of assets used to cover outstanding short-sale positions, would exceed 25% of the Fund’s total net assets.

3.	Will not purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund’s total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, while the in-the-money amount of an option that is, or was, in-the-money at the time of purchase is excluded.

In addition, the Funds:

1.	Will not invest in foreign currencies or foreign options and will not invest more than 10% of their respective total assets (at current value) in foreign securities;

2.	Will not issue long-term debt securities;

3.	Will not invest more than 10% of their respective total assets (at current value) in repurchase agreements, and will not invest in repurchase agreements maturing in more than seven days. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund’s cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller’s default on its obligation to repurchase or seller’s bankruptcy. The Funds will enter into such agreements only with commercial banks and registered broker-dealers. In these transactions, the securities issued by the Funds will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the respective Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the United States Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds’ management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

4.	May invest their cash for temporary purposes in commercial paper, certificates of deposit, money market mutual funds, repurchase agreements (as set forth in Item 3 above) or other appropriate short-term investments. Commercial paper must be rated A-1 or A-2 by Standard & Poor’s Corporation (“S & P”) or Prime-1 or Prime-2 by Moody’s Investor Services (“Moody’s”), or issued by a company with an unsecured debt issue currently outstanding rated AA by S & P or Aa by Moody’s, or higher. For more information on ratings, see Appendix A for a description of ratings used in this SAI. Certificates of Deposit (“CD’s”) must be issued by banks or thrifts which have total assets of at least $1 billion. In the case of a bank or thrift with assets of less than $1 billion, the Funds will only purchase CD’s from such institutions covered by FDIC insurance, and only to the dollar amount insured by the FDIC.

5.	May invest in securities convertible into common stock, but only when the Funds’ Sub-Advisor believes the expected total return of such a security exceeds the expected total return of common stocks eligible for investment. In carrying out this policy, the Funds may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer’s common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Funds will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the Investment Advisor’s opinion. The Funds will only invest in investment-grade convertible securities (Those rated in the top four categories by either S & P or Moody’s - See Appendix A for a description of ratings in this SAI).

6.	Will maintain their portfolio turnover rate at a percentage consistent with their investment objective, in the case of the Growth Fund and the Banking and Finance Fund: long-term growth, in the case of the Banking and Finance Fund and Opportunities Fund: appreciation of capital, and in the case of the Banking and Finance Fund: income. The Funds will not engage primarily in trading for short-term profits, but they may from time to time make investments for short-term purposes when such trading is believed by the Funds’ Sub-Advisor to be desirable and consistent with a sound investment policy. The Funds may dispose of securities whenever the Investment Advisor deems advisable without regard to the length of time held.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

Additional information concerning investment techniques and risks associated with certain of the Funds’ investments is set forth below. From time to time, particular Funds may purchase these securities or enter into these strategies to an extent that is more than incidental. Unless otherwise indicated, the discussion below pertains to each of the Funds.

Debt Securities

The Funds may invest up to 20% of the value of their total assets in preferred stocks, investment-grade corporate bonds and notes, and high-quality short-term debt securities such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks and United States branches and subsidiaries of foreign banks. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, when rates fall, the value of the Funds’ debt securities may rise. Price changes of these debt securities held by the Funds have a direct impact on the net asset value per share of the Funds. Investment grade corporate bonds are generally defined by the four highest rating categories by Standard & Poor’s Corporation (“S & P”) and Moody’s Investors Services (“Moody’s”): AAA, AA, A or BBB by S & P and Aaa, Aa, A and Baa by Moody’s. Corporate bonds rated BBB by S & P or Baa by Moody’s are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics (See Appendix A for further information). The Funds will make use of these short-term instruments primarily under those circumstances where they have cash to manage for a brief time period (i.e. after receiving dividend distributions, proceeds from the sale of portfolio securities or money from the sale of Fund shares to investors).

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities.” The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Investments in corporate debt securities that are rated below investment grade (rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s Rating Service (“S&P”)) are described as “speculative” both by Moody’s and S&P. Rating agencies may periodically change the rating assigned to a particular security. While the Sub-Advisors will take into account such changes in deciding whether to hold or sell a security, a Sub-Advisor is not required to sell a security that is downgraded to any particular rating.

Equity Securities

The Funds invest primarily in equity securities. Equity securities consist of exchange-traded, over-the-counter (“OTC”) and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The prices of a Fund’s equity investments will change in response to stock market movements.

Mortgage-Related Securities

The Funds will not engage in direct investment in real estate or real estate mortgage loans, except those instruments issued or guaranteed by the United States Government. The mortgage-related instruments in which the Funds may invest include those issued by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) (collectively, the “Mortgage-Related Instruments”). The underlying mortgages which collateralize Mortgage-Related Instruments issued by GNMA are fully guaranteed by the Federal Housing Administration or Veteran’s Administration, while those collateralizing Mortgage-Related Instruments issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. Mortgage-Related Instruments provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income and the capital portion will be reinvested. Unlike conventional bonds, Mortgage-

Related Instruments pay back principal over the life of the Mortgage-Related Instrument rather than at maturity. At the time that a holder of a Mortgage-Related Instrument reinvests the payments and any unscheduled prepayment of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing Mortgage-Related Instruments. As a consequence, Mortgage-Related Instruments may be a less effective means of “locking-in” long-term interest rates than other types of U.S. government securities. While Mortgage-Related Instruments generally entail less risk of a decline during periods of rapidly rising interest rates, they may also have less potential for capital appreciation than other investments with comparable maturities because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if Mortgage-Related Instruments are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder’s principal investment to the extent of premium paid.

Options

Both the Banking and Finance Fund and the Opportunities Fund can utilize certain options strategies.

REGULATION OF THE USE OF OPTIONS STRATEGIES. In managing the Banking and Finance Fund and the Opportunities Fund, the Sub-Advisor may engage in certain options and short selling strategies to hedge various market risks or to enhance potential gain. Certain special characteristics of and risks associated with using these instruments are discussed below. Use of options and short selling is subject to applicable regulations of the SEC, the several options exchanges upon which these instruments may be traded, and the various state regulatory authorities. The Board of Trustees has adopted investment guidelines (described below) reflecting those option trading regulations. The discussion below relates to each of the two Funds unless otherwise noted.

COVER FOR OPTIONS STRATEGIES. The Fund will not use leverage in their options strategies. Accordingly, the Fund will comply with guidelines established by the SEC with respect to coverage of these strategies and will either (1) set aside liquid, unencumbered, daily marked-to-market assets in a segregated account with the Fund’s custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) its obligations thereunder. Securities or other options used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Fund may purchase and write (sell) options on securities and securities indices that are traded on U.S. exchanges and in the over-the-counter (“OTC”) market. Currently, options on debt securities are primarily traded on the OTC market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra-party with no clearing organization guarantee unless the parties provide for it. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of any premium paid by the Fund as well as the loss of the expected benefit of the transaction. Accordingly, before the Fund purchases or sells an OTC option, the Sub-Advisor assesses the creditworthiness of each counter party and any guarantor or credit enhancement of the counterparty’s credit to determine whether the terms of the option are likely to be satisfied.

The Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

The Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Fund may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the Sub-Advisor’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Fund purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

The Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value.

Securities used to cover OTC call options written by the Fund are considered illiquid and therefore subject to the Fund’s limitations on investing in illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement.

The cover for an OTC call option written subject to this procedure is considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The Fund could lose the ability to participate in an increase in the value of the underlying securities above the exercise price because the increase would likely be offset by an increase in the cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the current market value).

The Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security.

The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

The Fund may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Fund invests. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of indexes on which options are purchased or written.

The Fund may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Fund would enter into a long straddle when the Sub-Advisor believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered “cover” for both the put and the call. The Fund would enter into a short straddle when the Sub-Advisor believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Fund will set aside cash and/or liquid, high-grade debt securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes (“index warrants”). An index warrant is usually issued by a bank or other financial institution and gives the Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Fund holds a put warrant and the value of the underlying index falls, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Fund does not exercise an index warrant prior to its expiration, then the Fund loses the amount of the purchase price that it paid for the warrant.

The Fund will normally use index warrants as it may use index options. The risks of the Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund’s ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Fund has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval: (1) the Fund will write only covered options, and each such option will remain covered so long as the Fund is obligated under the option; and (2) the Opportunities Fund will not write put or call options having aggregate exercise prices greater than 25% of its net assets and the Banking and Finance Fund will not write put or call options having aggregate exercise prices of 5% or greater of its net assets.

These guidelines do not apply to options attached to or acquired with or traded together with their underlying securities and do not apply to securities that incorporate features similar to options.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Fund may sell an option of the same series as the option held; this is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Fund is unable to effect a closing purchase transaction with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Fund may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

(1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index and general market conditions. For this reason, the successful use of options depends upon Sub-Advisor’s ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

(2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

(3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

Closing transactions may be effected with respect to options traded in the OTC markets only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund will enter into OTC options with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, the Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to affect closing transactions with respect to certain options, which would result in the Fund having to exercise those options that it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.

(4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is “in-the-money” (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Fund writes a call option on an index, the Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Fund holds an index option and exercises it before the closing index value for that day is available, the Fund runs the risk that the level of the underlying index may subsequently change.

(5) The Fund’s activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

Short-Selling

Both the Banking and Finance Fund and the Opportunities Fund can utilize certain short-selling strategies.

If the Banking and Finance Fund or Opportunities Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund.

Whenever the Fund affects a short sale, it will set aside in segregated accounts cash, U.S. Government Securities or other liquid assets equal to the difference between (i) the market value of the securities sold short; and (ii) any cash or U.S. Government Securities required to be deposited with the broker in connection with the short sale (but not including the proceeds of the short sale.) Until the Fund replaces the security it borrowed to make the short sale it must maintain daily the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. No more than 25% of the value of the Opportunities Fund’s, or 5% or more of the value of the Banking and Finance Fund’s total net assets will be, when added together, (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales.

Conversely, if Mortgage-Related Instruments are purchased at a discount, both a scheduled payment of principal and an unscheduled payment of principal would increase current and total returns and would be taxed as ordinary income when distributed to shareholders.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event-based, such as based on a change in the prime rate.

The Funds may engage in credit spread trades and invest in floating rate debt instruments (“floaters”). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against a rise in interest rates, although a Fund will participate in any declines in interest rates as well.

The Funds also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and a Fund accordingly may be forced to hold such an instrument for long periods of time and/or may experience losses of principal in such investment. Each Fund will not invest more than 5% of its net assets in any combination of inverse floater, interest only (“IO”), or principal only (“PO”) securities. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. government, such as the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Federal Farm Credit Banks or the FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

Convertible Securities

Each Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which a Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to force conversion of that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund’s ability to achieve its investment objective.

Securities Issued by Other Investment Companies

Each Fund may invest up to 10% of its total assets in shares of no-load money market mutual funds, including up to 5% of its total assets in a single no-load money market mutual fund. A Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies.

Repurchase Agreements

Securities held by a Fund may be subject to repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed- upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. To protect a Fund from risk that the original seller will not fulfill its obligations, the securities are held in accounts of the Fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as costs and delays to the Funds in connection with bankruptcy proceedings), it is the current policy of the Funds to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Fund’s Sub-Advisor.

Reverse Repurchase Agreements and Dollar Roll Agreements

The Funds may borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. While a reverse repurchase agreement is outstanding, the Funds will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Fund’s Sub-Advisor. Such transactions may increase fluctuations in the market value of a Fund’s assets and may be viewed as a form of leverage. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Dividend Rolls

The Funds may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend will qualify for the corporate “dividends-received deduction.”

Illiquid Securities

Other than the Growth Fund, the Funds may invest in illiquid or restricted securities if the Sub-Advisor believes that they present an attractive investment opportunity. Each of the Opportunities Fund and Banking and Finance Fund may not invest more than 15% of its net assets in illiquid securities as measured at the time of investment. Generally, a security is considered illiquid if it cannot be disposed of within seven days at approximately the value at which the Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when the Sub-Advisor might wish to sell, and these securities could have the effect of decreasing the overall level of the Funds’ liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Funds to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Funds could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) and certain commercial paper that a Sub-Advisor has determined to be liquid under procedures approved by the Board of Trustees).

A Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’ procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Borrowing

The Growth Fund may borrow up to 15% of the value of its total assets from banks for temporary or emergency purposes. The Opportunities Fund and the Banking and Finance Fund may each borrow no more than 5% of its net assets from a bank, and only for purposes of purchasing securities on a margin. Such purchases may not exceed 120% of total assets. Under the 1940 Act, each of the Funds is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund’s holdings may be disadvantageous from an investment standpoint. The Funds may not engage in leveraging by means of borrowing which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Funds’ net asset values. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds.

Privatizations

Certain of the Funds may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises (“privatizations”) may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as a Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Depositary Receipts

The Funds may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or foreign trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the underlying issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the underlying issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an underlying issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as further discussed below in this section. For purposes of each Fund’s investment policies, a Fund’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See “Illiquid Securities” for a discussion of the limits on the Funds’ investments in loan participations and assignments with limited marketability. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to that of the borrower. In assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

Investment in Foreign and Developing Markets

Each Fund may invest up to 10% of its assets in securities in any foreign country, developed or developing. Potential investors in the Funds should consider carefully the substantial risks involved in securities of companies and governments of foreign social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about U.S. companies. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Funds, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries are generally subject to negotiation, as in the United States, but they are likely to be higher. Transaction costs and custodian expenses are likely to be higher in foreign markets. In many foreign countries there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on the Funds’ non-dollar denominated securities.

Investments in businesses domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Funds’ portfolio securities are denominated may have a detrimental impact on the Funds.

Certificates of Deposit and Time Deposits

Each Fund may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus and undivided profits in excess of one hundred million dollars ($100,000,000) (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

ReFlow

The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Funds will waive their redemption fee with respect to redemptions by ReFlow.

ReFlow Management, LLC, the entity which facilitates the day-to-day operations of ReFlow is under common control with Forward Management, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. Among other things, the procedures require that all decisions with respect to whether to participate in a particular auction or the terms bid in an auction will be made solely by the relevant portfolio management personnel of the Sub-Advisors. In addition, ReFlow Management may not provide any information to Forward Management or the Sub-Advisors with respect to the ReFlow auctions that differs in kind from that provided to any other participating funds in ReFlow. The Board will receive quarterly reports regarding the Funds’ usage of the program, and shall determine annually whether continued participation in the program is in the best interests of the Funds and their shareholders.

Small Companies

While small companies may present greater opportunities for capital appreciation, they may also involve greater risks than larger, more mature issuers. The securities of small market capitalization companies may be more sensitive to market changes than the securities of large companies. In addition, smaller companies may have limited product lines, markets or financial resources and they may be dependent on one-person management. Further, their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Portfolio Turnover

The Growth Fund’s annual portfolio turnover rate under normal market conditions is not anticipated to exceed 100%. The Banking and Finance Fund’s annual portfolio turnover rate under normal market conditions is not anticipated to exceed 80%. The Opportunities Fund’s annual portfolio turnover rate under normal market conditions is not anticipated to exceed 300%. A turnover rate in excess of 100% is likely to result in the Fund bearing higher costs. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of the Fund’s shares and by requirements which enable the Fund to receive certain favorable tax treatments.

PORTFOLIO TRANSACTIONS

The Investment Advisor and Sub-Advisor are authorized to select the brokers or dealers that will execute transactions to purchase or sell investment securities for the Funds. In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement and/or Sub-Advisory Agreements, each Sub-Advisor determines which brokers are eligible to execute portfolio transactions for the Funds.

In placing portfolio transactions, the Sub-Advisor will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable combination of price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors such as the firm’s ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. Consideration may also be given to those brokers that supply research and statistical information to the Funds and/or the Sub-Advisors, and provide other services in addition to execution services. The Sub-Advisor is prohibited from considering a broker’s or dealer’s promotion or sale of Fund shares, or shares of any other registered investment company, when selecting brokers and dealers to effect a Fund’s portfolio securities transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc. (“NASD”) and the Forward Funds’ Policies and Procedures Prohibiting the Use of Brokerage Commissions to Finance Distribution.

While it will be the Trust’s general policy to seek to obtain the most favorable combination of price and execution available, in selecting a broker to execute portfolio transactions for the Funds, the Sub-Advisor may also give weight to the ability of a broker to furnish brokerage and research services to the Funds or the Sub-Advisor. In negotiating commissions with a broker, the Sub-Advisor may therefore pay a higher commission than would otherwise be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Sub-Advisor to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the Funds or assist the Sub-Advisor in carrying out its responsibilities to the Funds or its other clients.

Purchases of the Funds’ portfolio securities also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by the Funds may also be appropriate for other clients served by the Funds’ Sub-Advisor. If the purchase or sale of securities consistent with the investment policies of the applicable Fund and one or more of these other clients serviced by the Sub-Advisor is considered at or about the same time, transactions in such securities will be allocated among the Funds and the Sub-Advisor’s other clients in a manner deemed fair and reasonable by the Sub-Advisor. There is no specified formula for allocating such transactions. The Investment Advisor or Sub-Advisor may utilize the services of affiliated broker-dealers to execute portfolio transactions for the Funds on an agency basis and may be paid brokerage commissions from the Funds for such services in accordance with rules adopted by the SEC. For fiscal years ended June 30, 2003, 2004 and 2005, the Funds did not pay any commissions to brokers who were affiliated with the Funds, the Investment Advisor, Sub-Advisor or Distributor or any affiliated person of these entities.

The following table shows the brokerage commissions paid by each Fund for each of the last three fiscal years.

	Fiscal Year Ended 6/30/05			Fiscal Year Ended 6/30/04	Fiscal Year Ended 6/30/03
Forward Emerald Growth Fund(1)	$	[	]	$404,769	$361,676
Forward Emerald Banking and Finance Fund(2)	$	[	]	$223,851	$141,107
Forward Emerald Opportunities Fund(3)	$	[	]	$16,904	$24,365

(1)	Prior to May 1, 2005, the Forward Emerald Growth Fund was named the Emerald Growth Fund, and prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund.
(2)	Prior to May 1, 2005, the Forward Emerald Banking and Finance Fund was named the Emerald Select Banking and Finance Fund, and prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund.
(3)	Prior to September 29, 2005, the Forward Emerald Opportunities Fund was named the Forward Emerald Technology Fund, prior to May 1, 2005, the Fund was named the Emerald Select Technology Fund, and prior to February 29, 2000, the Fund was named HomeState Year 2000 Fund.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds are offered based on the net asset value next computed following receipt of the order by the dealer and/or by the Funds’ Distributor or Transfer Agent. The Funds may authorize one or more brokers to receive, on their behalf, purchase and redemption orders and such brokers are authorized to designate other intermediaries as approved by the Funds to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if approved by the Funds, a broker’s authorized designee, receives the order. The Distributor, at its expense, may provide additional promotional incentives to dealers in connection with the sales of shares and other funds managed by the Investment Advisor. In some instances, such incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of such shares. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. Dealers may not use sales of the shares to qualify for the incentives to the extent such may be prohibited by the laws of any state in the United States.

Class A shares

The maximum sales load on the purchase of Class A shares of the Funds is 4.75% of the offering price. The offering price is the net asset value per share plus the front-end sales load, and is calculated as follows:

	Sales Charge as a Percentage of:		Dealer’s Concession (as a % of Offering Price)
Dollar Amount Invested	Offering Price	N.A.V.
Less Than $50,000	4.75%	4.99%	4.25%
$50,000 to $249,999.99	3.75	3.90	3.25
$250,000 to $499,999.99	2.75	2.83	2.50
$500,000 to $999,999.99	2.25	2.30	2.00
$1,000,000 & Above	0.00	0.00	0.50

Reduced Sales Charge Plan

Class A shares of the Fund may be purchased at a reduced sales charge by certain investors listed below. The shareholders’ purchases in Class A shares of the Fund may be aggregated in order to qualify for reduced sales charges. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds that you own, calculated at their historical cost and/or offering price.

1.	Reach “Break Points” — Increase the initial Class A investment amount to reach a higher discount level, as listed above.

2.	Right of Accumulation — An investor’s purchase of additional Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares already owned to calculate the sales charge break point for your next purchase (“Right of Accumulation”). The applicable shares charge is based on the total of:

(i)	The investor’s current purchase;

(ii)	The net asset value (valued at the close of business on the previous day of (a) all shares of the Fund held by the investor, and (b) all shares of any other series fund of the Forward Funds which may be introduced and held by the investor); and

(iii)	The net asset value of all shares described in section (ii) above

(iv)	owned by another shareholder eligible to combine their purchase with that of the investor into a single “purchase” (See “Combined Purchase Privilege” below).

3.	Sign a Letter of Intent — Investors may purchase shares of the Fund at a reduced sales charge by means of a written Letter of Intent (a “Letter”), which expresses the investor’s intention to invest a minimum of $50,000 within a period of 13 months. Upon the Fund’s receipt of the signed Letter, the shareholder will receive a discount equal to the dollar level specified in the Letter. If, however, the purchase level specified by the shareholder’s Letter has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount.

Each purchase of shares under a Letter will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter. At the investor’s option, a Letter may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter; however, the 13-month period during which the Letter is in effect will then begin on the date of the earliest purchase to be included. Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the Combined Purchase Privilege (see above) may purchase shares under a single Letter. The Letter is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter is 20% of such stated amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrow accounts will be involuntarily redeemed to pay the additional sales charge, if necessary.

To the extent that an investor purchases more than the dollar amount indicated in the Letter and qualifies for a further reduction in the sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor’s dealer of its portion of the sales charge adjustment. Once received from the dealer, the sales charge adjustment will be used to purchase additional shares of the Fund at the then-current offering price applicable to the actual amount of the aggregate purchases. No sales charge adjustment will be made until the investor’s dealer returns any excess commissions previously received. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased. Investors making initial purchases who wish to enter into a Letter may complete the appropriate section of the Subscription Application Form. Current shareholders may call the Fund’s Distributor at (800) 999-6809 to receive the appropriate form.

4.	Combined Purchase Privilege — Combine the following investor accounts into one “purchase” or “holding” to qualify for a reduced sales charge:

(i)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(ii)	An individual, his or her spouse and children under age 21, purchasing for his, her or their own account;

(iii)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(iv)	A single purchase for the employee benefit plans of a single employer.

The Funds’ Transfer Agent, AMFS, must be advised of the related accounts at the time the purchase is made. (See more information below.)

5.	Purchases At Net Asset Value — The Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including without limitation, shares purchased by advisory accounts managed by SEC-registered investment advisors or bank trust departments, employees and other affiliated persons of the Fund or a service provider to the Fund for their own accounts, and under such other conditions and circumstances where, in the Fund’s opinion, such a waiver would serve to benefit the Fund and their shareholders.

6.	On purchases of $1,000,000 or more, the investor will acquire Class A shares at net asset value without any sales charge imposition. The Distributor, however, may pay a selling broker/dealer up to 0.50% of the offering price from its own assets.

To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the Distributor with sufficient information to verify that the purchase qualifies for the privilege or discount, such as account numbers or tax identification numbers for Forward Funds accounts eligible for aggregation. You must identify and provide information to Forward Funds or your financial intermediary, as applicable, regarding shares of Forward Funds held in all of your accounts (e.g., IRA, non-retirement, 529 plan, etc.) and the accounts of immediate family members (including siblings and parents-in-law) at Forward Funds or any other financial intermediary. Stated differently, you must identify to your registered representative the complete universe of eligible shareholder accounts in order to receive the maximum break point discount possible.

Reinstatement Privilege - An investor who has sold shares of the Fund may reinvest the proceeds of such sale in shares of the Fund within 120 days of the sale, and any such reinvestment will be made at the Fund’s then-current net asset value, so that no sales charge will be levied. Investors should call the Forward Funds for additional information.

By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of the Fund, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Please contact your tax adviser for more information concerning tax treatment of such transactions.

Other Purchase Information

The underwriter’s commission (paid to the Distributor) is the sales charge shown in the Prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Funds’ broker-dealer network. The dealer concession is the same for all dealers, except that the Distributor retains the entire sales charge on any retail sales made by it. The Distributor may from time to time allow broker-dealers selling shares of the Funds to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an “underwriter” under the Securities Act of 1933, as amended.

Telephone Redemption and Exchange Privileges. As discussed in the Funds’ Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts (only the telephone exchange privilege is available for retirement accounts). The privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

1.	Telephone redemption and/or exchange instructions received in good order before the pricing of the Funds on any day on which the NYSE is open for business (a “Business Day”), but not later than 4:00 p.m., Eastern time, will be processed at that day’s closing net asset value. There generally is no fee for an exchange; however, for the Forward Emerald Growth Fund, the Forward Emerald Banking and Finance Fund and the Forward Emerald Opportunities Fund, there will be a 2.00% redemption fee on shares exchanged within 180 days of purchase. If you choose to receive the proceeds from your redemption via wire transfer, there is a $30.00 charge.

2.	Telephone redemptions and/or exchange instructions should be made by dialing (800) 999-6809 for the Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund or Forward Emerald Opportunities Fund.

3.	The Transfer Agent will not permit exchanges in violation of any of the terms and conditions set forth in the Prospectus or herein.

4.	Telephone redemption requests must meet the following conditions to be accepted by the Transfer Agent: (a) Proceeds of the redemption must be mailed to the current address on the application. This address cannot reflect any change within the previous thirty (30) days. (b) Certain account information will need to be provided for verification purposes before the redemption will be executed. (c) There is no limit on the number of telephone redemptions (where proceeds are being mailed to the address of record) that can be processed within a 30-day period. (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $50,000. (e) The minimum amount which can be liquidated and sent to the address of record is $5,000.

Matters Affecting Redemptions. Payments to shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request in proper form (payments by wire will generally be transmitted on the next Business Day), except that the Trust may suspend the right of redemption or postpone the date of payment as to the Funds during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, a Fund may delay the mailing of a redemption check until such time as the Fund has assured itself that good payment has been collected for the purchase of such shares, which may take up to 10 Business Days.

The Funds intend to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Funds may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. In the event the Funds liquidate portfolio securities to meet redemptions, the Funds reserve the right to reduce the redemption price by an amount equivalent to the prorated cost of such liquidation not to exceed one percent of the net asset value of such shares.

In accordance with its 18f-1 election filed with the SEC, the Trust intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. When shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, you may incur brokerage costs in converting the portfolio securities to cash. Broker-dealers may charge their customers a transaction or service fee.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund (as defined in Section 2(a)(3) of the 1940 Act). Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of handling small investments, the Funds reserve the right, upon 30 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the net asset value per Share. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. This policy will not be implemented where the Trust has previously waived the minimum investment requirements and involuntary redemptions will not result from fluctuations in the value of the shareholder’s shares.

The Forward Emerald Growth Fund, the Forward Emerald Banking and Finance Fund, and the Forward Emerald Opportunities Fund impose a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares within 180 days after the purchase date. This fee is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee is not a sales charge (load) and it will be paid directly to the Fund. The redemption fee may not apply in certain circumstances, including the death or disability of a shareholder.

The value of shares on redemption or repurchase may be more or less than the investor’s investment, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

Contingent Deferred Sales Charge

The holding period for Class A shares of a Fund acquired through an exchange will be calculated from the date that the initial purchase of Class A shares was made. The applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

DETERMINATION OF SHARE PRICE

The net asset value and offering price of each of the Funds’ shares will be determined once daily as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) during each day on which the NYSE is open for trading, and any other day except days on which there are insufficient changes in the value of a Fund’s portfolio securities to affect that Fund’s net asset value or days on which no shares are tendered for redemption and no order to purchase any shares is received. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents” Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When you sell shares, you receive the NAV per share minus any applicable CDSC or redemption fee.

Debt securities (including convertible debt) that are credit impaired or that have more than 60 days remaining until maturity for which market quotations are readily available will have a market value of the average of the latest bid and ask price. Debt securities that are not credit impaired and that have 60 days or less remaining until maturity are valued at amortized cost.

Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price or a market’s official closing price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the average of the last reported bid and ask price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Securities for which quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith in accordance with policies and procedures established by, and under the general supervision of, the Board of Trustees. These policies and procedures are intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Puts, calls and futures contracts purchased and held by the Funds are valued at the close of the securities or commodities exchanges on which they are traded. Futures contracts will be valued with reference to established futures exchanges. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity. Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing exchange rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at the close of the New York Stock Exchange, normally 4:00 p.m. Eastern Time. The Funds generally value their holdings through the use of independent pricing agents, except for securities which are valued under the direction of the Board of Trustees or which are valued by the Investment Advisor and/or Sub-Advisors using procedures approved by the Board of Trustees.

The net asset value per share of each of the Funds will fluctuate as the value of the Funds’ investments change. Net asset value per share for each of the Funds for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to that Fund by the number of such Fund’s outstanding shares. The net asset value of different classes of shares of the same Fund will differ due to differing class expenses.

Orders received by dealers prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE provided the order is received by the Transfer Agent prior to its close of business that same day (normally 4:00 p.m., Eastern time). It is the responsibility of the dealer to insure that all orders are transmitted in a timely manner to a Fund. Orders received by dealers after the close of trading on the NYSE will be confirmed at the next computed offering price as described in the Funds’ Prospectus.

SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares on a periodic basis, the Funds may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly, pursuant to the provisions of the Securities Exchange Act of 1934, as amended (“1934 Act”), and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five Business Days after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter.

Certificates representing shares of the Funds will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid Medallion Signature Guarantee, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

All shareholders will receive a confirmation of each new transaction in their accounts. Certificates representing shares of the company will not be issued unless the shareholder requests them in writing.

Self-Employed and Corporate Retirement Plans. For self-employed individuals and corporate investors that wish to purchase shares, a Prototype Plan and Custody Agreement are available through the Trust. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Trust under a custodianship with another bank or trust company must make individual arrangements with such an institution.

Individual Retirement Accounts. Investors having earned income are eligible to purchase shares of the Funds under an individual retirement account (“IRA”) pursuant to Section 408(a) of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simplified Employee Pension Plans (“SEP IRA”), which employers may establish on behalf of their employees are also available. Full details on the IRA and SEP IRA are contained in Internal Revenue Service required disclosure statements, and the Custodian will not open an IRA until seven days after the investor has received such statement from the Trust. An IRA funded by shares of the Funds may also be used by employers who have adopted a SEP IRA.

Purchases of shares by Section 403(b) retirement plans and other retirement plans are also available. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

DIVIDENDS AND DISTRIBUTIONS

Shareholders have the privilege of reinvesting both income dividends and capital gain distributions, if any, in additional shares of the Funds at the then current net asset value, with no sales charge. Alternatively, a shareholder can elect at any time to receive dividends and/or capital gain distributions in cash.

In the absence of such an election, each purchase of shares of the Funds is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive the investor’s dividends and distributions upon all shares registered in the investor’s name and to reinvest them in full and fractional shares of the Funds at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of shares of the Funds request that dividends and/or capital gain distributions be paid to the investor in cash.

If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Funds reserve the right to invest the check in additional shares of the Funds at the then-current net asset value and to convert your account’s election to automatic reinvestment of all distributions, until the Funds’ Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to state government the value of the account as well as any dividends or distributions paid.

After a dividend or capital gains distribution is paid, the Funds’ share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular consequences to them of an investment in the Funds, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Qualification as a Regulated Investment Company. Each of the Funds intends to qualify as a regulated investment company under the Code. To so qualify, a Fund must, among other things, in each taxable year: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and (b) diversify its holdings so that, at the end of each quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses.

The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) for the taxable year is distributed. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate-dividends received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders” hands as long-term capital gains. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions. Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income, whether received in cash or reinvested in Fund shares. The Funds’ distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the applicable Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.

Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) designated by the Funds as capital gain dividends are taxable to shareholders, whether received in cash or reinvested in Fund shares, as long-term capital gain, regardless of the length of time the Funds’ shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Any distributions that are not from the Funds’ investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gains. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Dividends, if any, will be declared and paid in August and December. Capital gains, if any, will be declared and paid in August and December. All such payments will normally be declared on the 15th of the month, normally go ex-dividend on the 16th of the month and normally be paid on the 20th of the month. If any of these dates falls on a weekend, the declaration, ex-dividend and payment dates will be moved accordingly to the next business day.

Dividends, including capital gain dividends, declared in August and December with a record date in such month and paid during the following January will be treated as having been paid by the Funds and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as “qualified foreign corporations.”

Sale or Other Disposition of Shares. Upon the redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands; a gain will generally be taxed as long-term capital gain if the shareholder’s holding period is more than one year. A gain from disposition of shares held not more than one year will be treated as short-term capital gain. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring Fund shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another Fund and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of shares.

Backup Withholding. With respect to U.S. Citizens and resident aliens, the Funds generally will be required to withhold federal income tax at a rate of 28% (in 2005) (“backup withholding”) from dividends paid, capital gain distributions and redemption proceeds to a shareholder if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Funds may require, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s Federal income tax liability.

Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the applicable Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the applicable Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or, if applicable, a lower treaty rate) upon the gross amount of the dividend. The foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the applicable Fund, capital gain dividends and amounts retained by the applicable Fund that are designated as undistributed capital gains. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. If the income from the applicable Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the applicable Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Foreign noncorporate shareholders may be subject to backup withholding on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Funds with proper certification of their foreign status.

With respect to taxable years of Funds beginning after December 31, 2004, certain “interest-related dividends” and “short-term capital gain dividends” that a Fund designates as such are not subject to the 30% withholding tax on US-source income that is not effectively connected with a US trade or business that would otherwise apply to dividends paid to shareholders who are not treated as “US persons” for US federal income tax purposes. “Interest-related dividends” are dividends that the Fund derives from certain types of interest income. “Short-term capital gain dividends” are dividends derived from the Fund’s net short-term capital gain. Various limitations apply to both “interest-related dividends” and “short-term capital gain dividends.” Affected shareholders should consult their tax advisers for additional information.

Estate and Gift Taxes. Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. Federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates as in effect at that time on the total value (less allowable deductions and allowable credits) of the decedent’s property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

The availability of reduced U.S. taxation pursuant to a treaty or an applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and any applicable treaty or convention.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Market Discount. Some debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Options, Futures and Foreign Currency Forward Contracts; Straddle Rules. A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are treated as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain positions in its portfolio (that is, treat them as if they were sold), which may cause the Fund to recognize income without receiving cash to use to make distributions in amounts necessary to avoid income and excise taxes. A Fund will monitor its transactions and may make such tax elections as management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. A Fund’s status as a regulated investment company may limit its ability to engage in transactions involving foreign currency, futures, options and forward contracts.

Certain transactions undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Dividend Rolls

The Funds may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend will qualify for the corporate “dividends-received deduction.” If so, the Fund’s distributions of investment company taxable income may in turn be eligible for the corporate dividends-received deduction (pursuant to which corporate shareholders of the Fund may exclude from income up to 70% of the portion of such qualifying distributions) to the extent attributable to its dividend income from U.S. corporations (including its income from dividend roll transactions if the applicable requirements are met). The Fund then sells the stock after the dividend is paid. This usually results in a short term capital loss. Dividend roll transactions are subject to less favorable tax treatment if the sale of the stock is prearranged or where there is otherwise no risk of loss during the holding period. Under those circumstances, the dividend would not qualify for the dividends-received deduction.

Constructive Sales. Under certain circumstances, a Fund may recognize a gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions that are closed before the end of the 30th day after the close of the taxable year and where the Fund holds the appreciated financial position throughout the 60-day period beginning on the date the transaction is closed, if certain other conditions are met.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations and if the Fund qualifies to be taxed as a RIC that year, a Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by a Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes in computing his taxable income and may either deduct his or her pro rata share of the foreign taxes or use it (subject to limitations) as a foreign tax credit against his or her U.S. Federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass-through” for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders of the Fund. In that case, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables may be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and for individuals foreign taxes generally are not deductible in computing alternative minimum taxable income.

Currency Fluctuation - Section 988 Gains and Losses. Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Funds accrue receivables or expenses denominated in a foreign currency and the time the Funds actually collect such receivables or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of certain investments (including debt securities denominated in a foreign currency and certain futures contracts, forward contracts and options), gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or other instrument and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. Some of the Funds may invest in the stock of foreign companies that may be classified under the Code as passive foreign investment companies (“Prices”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets (such as stocks or securities) or if 75% or more of its gross income is passive income (such as, but not limited to, interest, dividends and gain from the sale of securities). If a Fund receives an “excess distribution” with respect to PFIC stock, the Fund will generally be subject to tax on the distribution as if it were realized ratably over the period during which the Fund held the PFIC stock. The Fund will be subject to tax on the portion of an excess distribution that is allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if it were payable in such prior taxable years. Certain distributions from a PFIC and gain from the sale of PFIC shares are treated as excess distributions.

Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the rules relating to the taxation of excess distributions would not apply. In addition, another election would involve marking-to-market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Other Investment Companies. It is possible that by investing in other investment companies, the Funds may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Funds may limit the extent to which the Funds will be able to invest in other investment companies.

Real Estate Investment Fund Investments. A Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”). Although the Investment Advisor does not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs, under applicable Treasury regulations, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder held the REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor has not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS and does not intend to do so in the future.

Other Tax Matters. Each Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code’s original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security’s maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2005, the Funds elected to defer capital losses and currency losses occurring between November 1, 2004 and June 30, 2005 as follows:

	Capital Losses			Currency Losses
Forward Emerald Growth Fund	$	[	]	$	[	]
Forward Emerald Banking and Finance Fund	$	[	]	$	[	]
Forward Emerald Opportunities Fund	$	[	]	$	[	]

Such losses will be treated as arising on the first day of the year ending December 31, 2005.

At December 31, 2004 the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring in 2006			Expiring in 2007			Expiring in 2008			Expiring in 2009			Expiring in 2010			Expiring in 2011
Forward Emerald Growth Fund(1)	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Forward Emerald Banking and Finance Fund(2)	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Forward Emerald Opportunities Fund(3)	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

(1)	Prior to May 1, 2005, the Forward Emerald Growth Fund was named the Emerald Growth Fund, and prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund.
(2)	Prior to May 1, 2005, the Forward Emerald Banking and Finance Fund was named the Emerald Select Banking and Finance Fund, and prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund.
(3)	Prior to September 29, 2005, the Forward Emerald Opportunities Fund was named the Forward Emerald Technology Fund, prior to May 1, 2005, the Fund was named the Emerald Select Technology Fund, and prior to February 29, 2000, the Fund was named HomeState Year 2000 Fund.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund’s ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

Liquidation of Funds. The Board of Trustees of the Trust may determine to close and liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of a liquidation, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust was organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective May 1, 2005 as a Delaware statutory trust. The Trust consists of the three portfolios described in the Prospectus and this SAI and nine other portfolios described in separate prospectuses and SAIs. Each share represents an equal proportionate interest in a Forward Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shareholders are entitled to one vote for each share owned.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Certificate of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request from shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

Control Persons and Principal Holders of Securities

Forward Emerald Growth Fund

Forward Emerald Growth Fund

The following persons owned of record or beneficially, as of [                    ], 2005, 5% or greater of any class of the Fund’s outstanding equity securities.

Name and Address of Shareholder	Class Owned		Shares Beneficially Owned		Percent of Class
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]

The following persons owned of record or beneficially, as of [                    ], 2005, 25% or greater the Fund’s outstanding equity securities.

Name and Address of Shareholder	Shares Beneficially Owned		Percent of Fund
[ ]	[	]	[	]

Forward Emerald Banking and Finance Fund

The following persons owned of record or beneficially, as of [                    ], 2005, 5% or greater of any class of the Fund’s outstanding equity securities.

Name and Address of Shareholder	Class Owned		Shares Beneficially Owned		Percent of Class
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]

The following persons owned of record or beneficially, as of [                    ], 2005, 25% or greater the Fund’s outstanding equity securities.

Name and Address of Shareholder	Shares Beneficially Owned		Percent of Fund
[ ]	[	]	[	]

Forward Emerald Opportunities Fund

Forward Emerald Opportunities Fund

Name and Address of Shareholder	Class Owned		Shares Beneficially Owned		Percent of Class
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]

The following persons owned of record or beneficially, as of [            ], 2005, 25% or greater the Fund’s outstanding equity securities.

Name and Address of Shareholder	Shares Beneficially Owned		Percent of Fund
[ ]	[	]	[	]

*	Shares are believed to be held only as nominee.

As of [                    ], 2005 the Officers and Trustees owned less than 1% of the outstanding shares of the Funds.

The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons would have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of shareholders of such Funds.

Other Information. The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Funds’ Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their investments in the Funds through annual and semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by the independent registered public accountants.

Custodian. Brown Brothers Harriman & Co. (“BBH”) is the Trust’s custodian. Its principal business address is 40 Water Street, Boston, Massachusetts 02109. BBH is responsible for the custody of each Fund’s assets and, as foreign custody manager, will oversee the custody of any Fund assets held outside the United States. BBH takes no part in the decisions relating to the purchase or sale of the Trust’s portfolio securities.

Legal Counsel. Legal matters for the Trust are handled by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

Independent Registered Public Accounting Firm. [            ], [Address], acts as the independent registered public accounting firm for the Trust.

FINANCIAL STATEMENTS

The financial statements of the Funds for the fiscal year ended June 30, 2005 appearing in the Annual Reports to Shareholders have been audited by [                    ], the Funds’ independent registered public accounting firm. Such financial statements are incorporated herein by reference to the Funds’ Annual Report as filed with the SEC on [            ].

You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at Forward Funds, P.O. Box 1345, Denver, CO 80201, or by calling (800) 999-6809.

APPENDIX A

Rated Investments

Corporate Bonds

Excerpts from Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”:	Bonds that are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”:	Bonds that are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group, they comprise what are generally known as “high grade” bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present, which make the long term risks appear somewhat larger than in “Aaa” securities.

“A”:	Bonds that are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”:	Bonds that are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”:	Bonds that are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”:	Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”:	Bonds that are rated “Caa” are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to bonds rated “Aa” through “B.” The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor’s Corporation (“S&P”) description of its bond ratings:

“AAA”:	Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

“AA”:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from “AAA” issues by a small degree.

“A”:	Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

A-1

“BBB”:	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

“BB,” “B” and “CCC”:	Bonds rated “BB” and “B” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. “BB” represents a lower degree of speculation than “B” and “CCC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. To provide more detailed indications of credit quality, the “AA” or “A” ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper

The rating “Prime-1” is the highest commercial paper rating assigned by Moody’s. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated “Prime-2” (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated “A-1” by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted “A-1+.” Commercial paper rated “A-2” by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund’s Boards of Trustees and Trustees. Highest quality ratings for commercial paper for Moody’s and S&P are as follows:

Moody’s:	The rating “Prime-1” is the highest commercial paper rating category assigned by Moody’s. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

S&P:	Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the “A-1” category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted “A-1+.”

A-2

FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)	Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), filed herewith.

(b)	Amended and Restated By-laws of the Registrant, incorporated by reference to Exhibit 23(b) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(c)	Not applicable.

(d)(1)	Investment Management Agreement among the Registrant, on behalf of its series, the Forward Emerald Growth Fund, the Forward Emerald Banking and Finance Fund, the Forward Emerald Opportunities Fund (formerly known as the Forward Emerald Technology Fund) (collectively, the “Forward Emerald Funds”) and Forward Management, LLC (the “Advisor”), incorporated by reference to Exhibit 23(d)(1) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(2)	Investment Sub-Advisory Agreement among the Registrant, the Adviser and Emerald Advisers, Inc. with respect to the Forward Emerald Funds, incorporated by reference to Exhibit 23(d)(1) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(3)	Investment Management Agreement between the Registrant and the Adviser dated as of July 1, 2005 with respect to the Forward Global Emerging Markets Fund, the Forward Hansberger International Growth Fund, Forward Hoover Mini-Cap Fund, the Forward Hoover Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Uniplan Real Estate Investment Fund, the Sierra Club Equity Income Fund and the Sierra Club Stock Fund, incorporated by reference to Exhibit 23(d)(3) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(4)	Sub-Advisory Agreement among the Registrant, Forward and Pictet International Management LTD dated as of July 1, 2005 with respect to the Forward International Small Companies Fund, incorporated by reference to Exhibit 23(d)(4) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(5)	Sub-Advisory Agreement among the Registrant, Forward and Pictet International Management LTD dated as of July 1, 2005 with respect to the Forward Global Emerging Markets Fund, incorporated by reference to Exhibit 23(d)(5) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(6)	Sub-Advisory Agreement among the Registrant, Forward and Hansberger Global Investors, Inc. dated as of July 1, 2005 with respect to the Hansberger International Growth Fund, incorporated by reference to Exhibit 23(d)(5) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(7)	Sub-Advisory Agreement among the Registrant, Forward and Hoover Investment Management Co., LLC dated as of July 1, 2005 with respect to the Forward Hoover Small Cap Equity Fund, incorporated by reference to Exhibit 23(d)(7) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(8)	Sub-Advisory Agreement among the Registrant, Forward and Hoover Investment Management Co., LLC dated as of
July 1, 2005 with respect to the Forward Hoover Mini-Cap Fund, incorporated by reference to Exhibit 23(d)(8) to Post-
Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(9)	Sub-Advisory Agreement among the Registrant, the Advisor and Forward Uniplan Advisors, Inc. dated as of July 1, 2005 with respect to the Forward Uniplan Real Estate Investment Fund, incorporated by reference to Exhibit 23(d)(9) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(10)	Sub-Advisory Agreement among the Registrant, Forward and Netols Asset Management Inc. dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit 23(d)(10) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(11)	Sub-Advisory Agreement among the Registrant, Forward and Riverbridge Partners, LLC dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit 23(d)(11) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(12)	Sub-Advisory Agreement among the Registrant, Forward and Conestoga Capital Advisors, LLC, with respect to the Forward Legato Fund, incorporated by reference to Exhibit 23(d)(12) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(13)	Sub-Advisory Agreement among the Registrant, Forward and Harris Bretall Sullivan & Smith L.L.C. dated as of July 1, 2005 with respect to the Sierra Club Stock Fund, incorporated by reference to Exhibit 23(d)(13) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(14)	Sub-Advisory Agreement among the Registrant, the Advisor and New York Life Investment Management LLC dated as of July 1, 2005 with respect to the Sierra Club Equity Income Fund and Sierra Club Stock Fund, incorporated by reference to Exhibit 23(d)(14) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(15)	Sub-Advisory Agreement among the Registrant, the Advisor and Forward Uniplan Advisors, Inc. dated as of July 1, 2005 with respect to the Sierra Club Equity Income Fund, incorporated by reference to Exhibit 23(d)(15) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(e)(1)	Distribution Agreement between the Registrant and ALPS Mutual Funds Services, Inc. (“ALPS”), to be filed by subsequent amendment.

(e)(2)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS Distributors”), to be filed by subsequent amendment.

(f)	None.

(g)(1)(a)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”), dated as of June 30, 2005, incorporated by reference to Exhibit 23(g)(2)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(g)(1)(b)	Amended Appendix A to the Custodian Agreement among the Registrant and BBH, dated as of [ ], 2005, to be filed by subsequent amendment.

(h)(1)	Fund Accounting and Administration Agreement between the Registrant and ALPS Mutual Funds Services, Inc., dated as of [ ], 2005, with respect to the Forward Emerald Funds, to be filed by subsequent amendment.

(h)(2)(a)	Amended and Restated Administration Agreement between the Forward Funds, Inc. (the “Predecessor Company”) and PFPC Inc., dated as of February 1, 2003 with respect to the Forward Hansberger International Growth Fund, Forward Hoover Small Cap Equity Fund, Forward Hoover Mini-Cap Fund, Forward Global Emerging Markets Fund, Forward International Small Companies Fund, Forward Uniplan Real Estate Investment Fund, Forward Legato Fund, Sierra Club Stock Fund and Sierra Club Equity Income Fund, each a series of the Predecessor Company (collectively, the “Predecessor Forward Funds”).

(h)(2)(b)	Compliance Support Services Amendment to the Amended and Restated Administration Agreement between the Predecessor Company and PFPC Inc., dated as of November 10, 2004 with respect to the Predecessor Forward Funds, incorporated by reference to Exhibit 23(h)(2)(b) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(2)(c)	Revised Exhibit A dated as of April 1, 2005 to the Amended and Restated Administration Agreement between the Predecessor Company and PFPC Inc. with respect to the Predecessor Forward Funds, incorporated by reference to Exhibit 23(h)(2)(c) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(3)	Transfer Agency and Service Agreement between the Registrant and ALPS Mutual Funds Services, Inc., dated as of [ ], 2005, to be filed by subsequent amendment.

(h)(4)	Shareholder Service Plan for each of the Forward Global Emerging Markets Fund, the Forward Hansberger International Growth Fund, Forward Hoover Mini-Cap Fund, the Forward Hoover Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Uniplan Real Estate Investment Fund, the Sierra Club Equity Income Fund and the Sierra Club Stock Fund, incorporated by reference to Exhibit 23(h)(4) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(5)(a)	Expense Limitation Agreement for the Forward Hansberger International Growth Fund (Investor Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(5)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(5)(b)	Expense Limitation Agreement for the Forward Hoover Small Cap Equity Fund (Investor Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(5)(b) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(5)(c)	Expense Limitation Agreement for the Forward Hoover Small Cap Equity Fund (Institutional Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(5)(c) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(5)(d)	Expense Limitation Agreement for the Forward Hoover Small Cap Equity Fund (Class A shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23 to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(5)(e)	Expense Limitation Agreement for the Forward Hoover Mini-Cap Fund (Investor Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(5)(d) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(5)(f)	Expense Limitation Agreement for the Forward Hoover Mini-Cap Fund (Institutional Class shares) dated as of July 1,
2005, incorporated by reference to Exhibit 23(h)(5)(f) to Post-Effective Amendment No. 30 to this Registration
Statement filed with the Commission on June 29, 2005.

(h)(6)(g)	Expense Limitation Agreement for the Forward Global Emerging Markets Fund (Investor Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(6)(g) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(h)	Expense Limitation Agreement for the Forward Global Emerging Markets Fund (Institutional Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(6)(h) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(i)	Expense Limitation Agreement for the Forward International Small Companies Fund (Investor Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(6)(i) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(j)	Expense Limitation Agreement for the Forward International Small Companies Fund (Institutional Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(6)(j) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(k)	Expense Limitation Agreement for the Forward International Small Companies Fund (Class A shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23 to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(l)	Expense Limitation Agreement for the Forward Uniplan Real Estate Investment Fund (Investor Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(6)(k) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(m)	Expense Limitation Agreement for the Forward Legato Fund (Institutional Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(6)(m) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(n)	Expense Limitation Agreement for the Forward Legato Fund (Class A shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(6)(n) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(o)	Expense Limitation Agreement for the Sierra Club Stock Fund (Investor Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(6)(o) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(p)	Expense Limitation Agreement for the Sierra Club Stock Fund (Class A shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(6)(p) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(q)	Expense Limitation Agreement for the Sierra Club Equity Income Fund (Investor Class shares) dated as of July 1, 2005, incorporated by reference to Exhibit 23(h)(6)(q) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(h)(6)(r)	Expense Limitation Agreement for the Forward Emerald Funds dated as of May 1, 2005, to be filed by subsequent amendment.

(i)	Legal opinion of Dechert LLP, to be filed by subsequent amendment.

(j)(1)	Powers of Attorney, incorporated by reference to Exhibit 23(q) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(j)(2)	Consent of Independent Auditors, to be filed by subsequent amendment.

(k)	Not Applicable.

(l)	Subscription Agreement between The HomeState Group and Forward Funds (f/k/a Emerald Mutual Funds), incorporated by reference to Exhibit 23(l)(3) to Post-Effective Amendment No. 26 to this Registration Statement filed with the Commission on February 28, 2005.

(m)(1)	Distribution Services Agreement (Rule 12b-1 Plan) for Forward Emerald Growth Fund - Class A Shares, to be filed by subsequent amendment.

(m)(2)	Distribution Services Agreement (Rule 12b-1 Plan) for Forward Emerald Banking and Finance Fund - Class A shares, to be filed by subsequent amendment.

(m)(3)	Distribution Services Agreement (Rule 12b-1 Plan) for Forward Emerald Opportunities Fund - Class A Shares, to be filed by subsequent amendment.

(m)(4)	Rule 12b-1 Distribution Plan (Rule 12b-1 Plan) for Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund and Forward Emerald Opportunities Fund - Class C Shares, to be filed by subsequent amendment.

(m)(5)	Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of Forward Global Emerging Markets Fund, the Forward Hansberger International Growth Fund, Forward Hoover Mini-Cap Fund, the Forward Hoover Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Uniplan Real Estate Investment Fund, the Sierra Club Equity Income Fund and the Sierra Club Stock Fund, incorporated by reference to Exhibit 23(m)(5) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(m)(6)	Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Hoover Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, and the Sierra Club Stock Fund, incorporated by reference to Exhibit 23(m)(6) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(n)	Multiple Class Plan pursuant to Rule 18f-3, incorporated by reference to Exhibit 23(n) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, incorporated by reference to Exhibit 23(p)(1) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(2)	Code of Ethics of the Advisor, incorporated by reference to Exhibit 23(p)(2) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(3)	Code of Ethics of Pictet International Management Limited, incorporated by reference to Exhibit 23(p)(3) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(5)	Code of Ethics of Hoover Investment Management Co., LLC, incorporated by reference to Exhibit 23(p)(5) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(6)	Code of Ethics of Forward Uniplan Advisors, Inc, incorporated by reference to Exhibit 23(p)(6) to Post-Effective
Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(7)	Code of Ethics of Conestoga Capital Advisors, LLC, incorporated by reference to Exhibit 23(p)(7) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(8)	Code of Ethics of Netols Asset Management Inc, incorporated by reference to Exhibit 23(p)(8) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(9)	Code of Ethics of Riverbridge Partners, LLC, incorporated by reference to Exhibit 23(p)(9) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(10)	Code of Ethics of Harris Bretall Sullivan & Smith L.L.C, incorporated by reference to Exhibit 23(p)(10) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(11)	Code of Ethics of New York Life Investment Management LLC, incorporated by reference to Exhibit 23(p)(11) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(12)	Code of Ethics of Emerald Mutual Fund Advisers, Inc, incorporated by reference to Exhibit 23(p)(1) to Post-Effective Amendment No. 23 to this Registration Statement filed with the Commission on August 27, 2004.

(p)(13)	Code of Ethics of ALPS Distributors, to be filed by subsequent amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Forward International Equity Fund	Sutton Place Associates LLC One Embarcadero Center Ste 1050 San Francisco, CA 94111	97.26%
Forward Uniplan Real Estate Investment Fund	Sutton Place Associates LLC One Embarcadero Center Ste 1050 San Francisco, CA 94111	58.03%
Forward Uniplan Real Estate Investment Fund	Charles Schwab & Company Inc. Attn Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	30.12%
Sierra Club Equity Income Fund	Sutton Place Associates LLC One Embarcadero Center Ste 1050 San Francisco, CA 94111	70.41%
Forward Legato Fund	Sutton Place Associates LLC One Embarcadero Center Ste 1050 San Francisco, CA 94111	99.13%
Forward Hoover Small Cap Fund	Charles Schwab & Company Inc. Attn Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	34.99%
Forward Hoover Mini-Cap Fund	Lepick&Co C/O Frost National Bank Po Box 2479 San Antonio, TX 78218	35.38%
Forward Global Emerging Markets Fund	BLUSH & CO C/O Reconciliations & Analysis Dept 525 Washington Blvd Jersey City, NJ 07310	43.07%
Forward International Small Companies Fund	Charles Schwab & Company Inc. Omnibus Spec Cust Acct Fbo Cust Attn Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	53.4%

ITEM 25. INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), attached as Exhibit 23(a) to this Registration Statement, and Amended and Restated By-Laws, attached as Exhibit 23(b) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005, provide among other things, that current and former trustees and officers shall who were or are a party or are threatened to be made a party to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and (b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement, which will be filed by subsequent amendment, provides for indemnification of ALPS Distributors, its officers and directors and any person who controls ALPS Distributors.

The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Amended and Restated Agreement and Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

Information as to the directors and officers of the investment advisor and the sub-advisors, together with information as to any other business, professions, vocation or employment of a substantial nature engaged in by the directors and officers of the investment advisor and sub-advisors in the last two years, is included in their applications for registration as investment advisors on Form ADV filed under the Investment Advisors Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., SPDR Trust, MidCap SPDR Trust, Select Sector SPDRS Trust, DIAMONDS Trust, PowerShares Exchange- Traded Funds Trust, Nasdaq 100 Trust, Firsthand Funds, Holland Balanced Fund, Financial Investors Variable Insurance Trust, State Street Institutional Investment Trust, Ameristock Mutual Fund, Inc., W.P. Stewart & Co. Growth Fund, Inc., Accessor Funds, Inc., BLDRS Index Fund Trust, Drake Funds, Wasatch Funds, Williams Capital Liquid Assets Fund, First Funds, Agile Funds, The Henssler Funds, Inc., CornerCap Group of Funds and Milestone Funds.

ALPS Mutual Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. ALPS Mutual Fund Distributors, Inc. is located at 1625 Broadway, Suite 2200, Denver, CO 80202.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
W. Robert Alexander	Director, Chairman of the Board, Chief Executive Officer	None
Thomas A. Carter	Managing Director-Sales and Finance and Treasurer	None
Edmund J. Burke	Director and President	None
Jeremy May	Managing Director-Operations and Client Services and Secretary	None
Rick A. Pederson	Director	None
Robert Szydlowski	Chief Technology Officer	None
Dan Dolan	Vice-President, Director of Wealth Management Strategies	None
Tané T. Tyler	Chief Legal Officer	None
Bradley J. Swenson	Chief Compliance Officer	None

*	C/O ALPS Mutual Fund Distributors, Inc., 1625 Broadway, Suite 2200, Denver, CO 80202.

(c) Commissions and other compensation received, directly or indirectly, from the Forward Emerald Funds during the last fiscal year by ALPS Mutual Fund Distributors, Inc., the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant’s transfer agent are maintained by ALPS Mutual Funds Services, Inc., 1625 Broadway, Suite 2200, Denver, CO 80202. Records relating to the duties of the Registrant’s custodian are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, Registrant certified that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(a) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 31st day of August, 2005.

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.,
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ J. ALAN REID, JR.	President and Trustee	August 31, 2005
J. Alan Reid, Jr.

HAIG G. MARDIKIAN*	Trustee	August 31, 2005
Haig G. Mardikian*

LEO T. MCCARTHY*	Trustee	August 31, 2005
Leo T. McCarthy

DONALD O’CONNOR*	Trustee	August 31, 2005
Donald O’Connor

KENNETH V. DOMINGUES*	Trustee	August 31, 2005
Kenneth V. Domingues

/s/ JEREMY W. DEEMS	Treasurer	August 31, 2005
Jeremy W. Deems

*By:	/s/ MARY CURRAN
Mary Curran
Attorney-in-Fact

Exhibit List

Exhibit

(a)	Amended and Restated Agreement and Declaration of Trust.